                                                      Registration Nos: 33-12109
                                                                        811-5030

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

                    Pre-Effective Amendment No.                        [ ]
                    Post-Effective Amendment No.   39                  [X]
                                                 --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                    Amendment No.    40                                [X]
                                  -------

                              LIBERTY FUNDS TRUST V

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)

                                 (617) 426-3750

              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:         Copy to:
-------------------------------------          -------

Russell L. Kane, Esquire                       John M. Loder, Esquire
Columbia Management Advisors, Inc.             Ropes & Gray
One Financial Center                           One International Place
Boston, Massachusetts  02111                   Boston, Massachusetts  02110-2624

                                               Cameron Avery, Esquire
                                               Bell, Boyd & Lloyd LLC
                                               Three First National Plaza
                                               70 West Madison Street
                                               Chicago, IL  60602


It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b).
[X]  On August 1, 2003 pursuant to paragraph (b).
[ ]  60 days after filing pursuant to paragraph (a)(1).
[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]  75 days after filing pursuant to paragraph (a)(2).
[ ]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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LIBERTY INDEX FUNDS   PROSPECTUS, AUGUST 1, 2003
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LIBERTY LARGE COMPANY INDEX FUND

LIBERTY SMALL COMPANY INDEX FUND

LIBERTY U.S. TREASURY INDEX FUND

CLASS A, B AND C SHARES


Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS

THE FUNDS                                                                    2
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Investment Goal .......................................................      2
Principal Investment Strategies .......................................      2
Principal Investment Risks ............................................      3

Each of the following sections discusses
Performance History and Your Expenses for that Fund
Liberty Large Company Index Fund ......................................      4
Liberty Small Company Index Fund ......................................      9
Liberty U.S. Treasury Index Fund ......................................     12

YOUR ACCOUNT                                                                16
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How to Buy Shares .....................................................     16
Sales Charges .........................................................     17
How to Exchange Shares ................................................     20
How to Sell Shares ....................................................     21
Fund Policy on Trading of Fund Shares .................................     22
Distribution and Service Fees .........................................     22
Other Information About Your Account ..................................     22

MANAGING THE FUNDS                                                          25
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Investment Advisor ....................................................     25


FINANCIAL HIGHLIGHTS                                                        26
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Liberty Large Company Index Fund ......................................     26
Liberty Small Company Index Fund ......................................     29
Liberty U.S. Treasury Index Fund ......................................     32


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

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THE FUNDS
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INVESTMENT GOAL
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Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES
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Each Fund pursues an indexing strategy to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.


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  The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computerized tools and analysis in managing the Fund's investments.


  The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

  The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.


  The U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Bond U.S. Treasury Index (formerly the Salomon Smith Barney Broad Investment Grade Bond Index). Securities in the U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
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The Liberty Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P 500 or hold the stocks in the same percentages as the index.

The Liberty Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P SmallCap 600 or hold the stocks in the same percentages as the index.


To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.


The Liberty Large Company Index Fund and the Liberty Small Company Index Fund may also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.

----
2

The Liberty U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a ..95 correlation coefficient.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.


Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund may not hold all issues included in its index, may not always be fully invested, and bears transactions costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.


A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.


The U.S. Treasury Fund is subject to interest rate risk, which is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

                                                                          -----

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


Since the Large Company Index Fund and the Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the investment strategy of the Large Company Index Fund and the Small Company Index Fund. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors.


An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY (LARGE COMPANY)
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The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance
(before and after taxes) does not predict the Fund's future performance.



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  UNDERSTANDING PERFORMANCE


  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years.(1) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(2)

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4

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CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
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                1993                           9.61%
                1994                           0.96%
                1995                          37.09%
                1996                          22.54%
                1997                          32.81%
                1998                          28.06%
                1999                          20.49%
                2000                          -9.08%
                2001                         -12.22%
                2002                         -22.05%

The Fund's year-to-date total return    For the period shown in bar chart:
through June 30, 2003 was 11.32%.       Best quarter: 4th quarter 1998, +21.24%
                                        Worst quarter: 3rd quarter 2002, -17.03%

(1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund. Prior to December 9, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Large Company Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

                                                                          -----

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(2)
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                                                1 YEAR      5 YEARS    10 YEARS


Class A (%)
  Return Before Taxes                           -26.55       -1.98       8.37
  Return After Taxes on Distributions           -26.91       -3.10       7.01
  Return After Taxes on Distributions
  and Sale Fund Shares                          -16.26       -1.51       6.73
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Class B (%)
  Return Before Taxes                           -25.90       -1.13       9.01
  Return After Taxes on Distributions           -26.29       -2.27       7.64
  Return After Taxes on Distributions
  and Sale of Fund Shares                       -15.86       -0.83       7.30
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Class C (%)
  Return Before Taxes                           -22.83       -0.82       9.01
  Return After Taxes on Distributions           -23.21       -1.95       7.64
  Return After Taxes on Distributions
  and Sale of Fund Shares                       -13.98       -0.59       7.30
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S&P 500 Index (%)                               -22.09       -0.58       9.34
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(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to December 9, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to December 9, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Large Company Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

-----
6

YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years
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SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
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                                              CLASS A      CLASS B      CLASS C

Maximum sales charge (load) on
purchases (%)
(as a percentage of the
offering price)                                 5.75         0.00         0.00
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Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of purchase
price or redemption price)                      0.00         5.00         1.00
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Redemption fee (%)
(as a percentage of amount redeemed,
if applicable)                                   (4)          (4)          (4)
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(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.


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ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
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                                              CLASS A      CLASS B      CLASS C

Management and administration fee (%)           0.40         0.40         0.40
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Distribution and service (12b-1) fees (%)       0.25         1.00         1.00
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Other expenses (%)                              0.00         0.00         0.00
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Total annual fund operating expenses (%)        0.65         1.40         1.40
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                                                                          -----

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EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
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CLASS                               1 YEAR      3 YEARS      5 YEARS     10 YEAR

Class A                              $638         $771       $  916       $1,339
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Class B: did not sell your shares    $143         $443       $  766       $1,475
         sold all your shares at
         the end of the period       $643         $743       $  966       $1,475
--------------------------------------------------------------------------------
Class C: did not sell your shares    $143         $443       $  766       $1,680
         sold all your shares at
         the end of the period       $243         $443       $  766       $1,680

-----
8

PERFORMANCE HISTORY (SMALL COMPANY)
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The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including the sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


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  UNDERSTANDING PERFORMANCE


  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years.(5) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(6)
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                                                                           -----

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CALENDAR YEAR TOTAL RETURNS (CLASS A)(5)
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                1993                          11.35%
                1994                          -3.66%
                1995                          33.11%
                1996                          19.68%
                1997                          23.56%
                1998                          -1.75%
                1999                          11.66%
                2000                          11.00%
                2001                           6.21%
                2002                         -15.31%

The Fund's year-to-date total return    For the period shown in bar chart:
through June 30, 2003 was 12.51%.       Best quarter: 4th quarter 2001, +20.50%
                                        Worst quarter: 3rd quarter 1998, -20.89%

(5) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Small Company Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(6)
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                                             1 YEAR       5 YEARS      10 YEARS

Class A (%)
  Return Before Taxes                        -20.18        0.64          8.10
  Return After Taxes on Distributions        -20.65       -1.41          5.43
  Return After Taxes on Distributions
  and Sale Fund Shares                       -12.14        0.07          6.03
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Class B (%)
  Return Before Taxes                        -19.54        1.55          8.73
  Return After Taxes on Distributions        -20.02       -0.55          6.04
  Return After Taxes on Distributions
  and Sale of Fund Shares                    -11.73        0.79          6.58
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Class C (%)
  Return Before Taxes                        -16.17        1.83          8.74
  Return After Taxes on Distributions        -16.65       -0.25          6.05
  Return After Taxes on Distributions
  and Sale of Fund Shares                     -9.66        1.03          6.59
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S&P SmallCap 600 Index(%)                    -14.63        2.44          9.71

(6) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Small Company Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


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10

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years
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SHAREHOLDER FEES(7) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------


                                                CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           5.75        0.00        0.00
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Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)     0.00        5.00        1.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed,
if applicable)                                    (8)         (8)         (8)
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(7) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(8) There is a $7.50 charge for wiring sale proceeds to your bank.


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ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                                CLASS A     CLASS B      CLASS C

Management and administration fee (%)             0.40        0.40         0.40
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25        1.00         1.00
--------------------------------------------------------------------------------
Other expenses (%)                                0.00        0.00         0.00
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)          0.65        1.40         1.40


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                 1 YEAR      3 YEARS    5 YEARS    10 YEAR

Class A                                $638         $771      $916       $1,339
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Class B: did not sell your shares      $143         $443      $766       $1,475
         sold all your shares at
         the end of the period         $643         $743      $966       $1,475
-------------------------------------------------------------------------------
Class C: did not sell your shares      $143         $443      $766       $1,680
         sold all your shares at
         the end of the period         $243         $443      $766       $1,680

                                                                           -----

PERFORMANCE HISTORY (TREASURY)
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance
(before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years.(9) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(10)
-------------------------------------------------------------------------------

-----
12

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CALENDAR YEAR TOTAL RETURNS (CLASS A)(9)
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                1993                          10.22%
                1994                          -3.73%
                1995                          18.06%
                1996                           2.21%
                1997                           9.27%
                1998                           9.76%
                1999                          -2.85%
                2000                          13.13%
                2001                           6.28%
                2002                          11.09%

The Fund's year-to-date total return    For the period shown in bar chart:
through June 30, 2003 was 3.47%.        Best quarter: 3rd quarter 2002, +7.25%
                                        Worst quarter: 1st quarter 1994, -2.93%

(9) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(10)
-------------------------------------------------------------------------------


                                               1 YEAR       5 YEARS    10 YEARS

Class A (%)
  Return Before Taxes                            5.79        6.29        6.62
  Return After Taxes on Distributions            3.84        3.94        4.02
  Return After Taxes on Distributions
  and Sale Fund Shares                           3.49        3.82        3.97
-------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                            6.00        7.01        7.13
  Return After Taxes on Distributions            3.98        4.61        4.52
  Return After Taxes on Distributions
  and Sale of Fund Shares                        3.61        4.39        4.40
-------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                           10.00        7.31        7.13
  Return After Taxes on Distributions            7.98        4.95        4.52
  Return After Taxes on Distributions
  and Sale of Fund Shares                        6.07        4.66        4.40
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Citigroup Bond U.S. Treasury Index (%)          11.64        7.73        7.53
-------------------------------------------------------------------------------

(10) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


                                                                           -----

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(11) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------


                                               Class A    Class B     Class C

Maximum sales charge (load)
on purchases (%) (as a percentage
of the offering price)                           4.75       0.00        0.00
-----------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                                0.00       5.00        1.00
-----------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed,
if applicable)                                   (12)       (12)        (12)
-----------------------------------------------------------------------------

(11) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(12) There is a $7.50 charge for wiring sale proceeds to your bank.


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                               CLASS A    CLASS B     CLASS C
Management and administration fee (%)            0.40       0.40        0.40
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        0.25       1.00        1.00(13)
-----------------------------------------------------------------------------
Other expenses (%)                               0.00       0.00        0.00
-----------------------------------------------------------------------------
Total annual fund operating expenses (%)         0.65       1.40        1.40(13)
-----------------------------------------------------------------------------

(13) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. As a result, the 12b-1 fees for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares would be 1.25%. This arrangement may be modified or terminated at any time.


-----
14

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

CLASS                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS

Class A:                                  $538       $673      $820      $1,247
--------------------------------------------------------------------------------
Class B: did not sell your shares         $143       $443      $766      $1,475
         sold all your shares at
         the end of the period            $643       $743      $966      $1,475
--------------------------------------------------------------------------------
Class C: did not sell your shares         $143       $443      $766      $1,680
         sold all your shares at
         the end of the period            $243       $443      $766      $1,680
                                                                           -----
                                                                              15

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------


HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


-------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ............................................... $1,000
  Subsequent Investments ...........................................    $50
  Automatic Investment Plan* .......................................    $50
  Retirement Plan* .................................................    $25
  * The initial investment minimum of $1,000 is waived on these plans.

  Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------


-----
16

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


-------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  Each Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  Each Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. These shares are made available through separate prospectuses provided to eligible institutional and other investors.
-------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
CLASS A SALES CHARGES -- LIBERTY LARGE COMPANY INDEX FUND & LIBERTY SMALL COMPANY INDEX FUND
-------------------------------------------------------------------------------

                                                                  % OF OFFERING
                                     AS A % OF                         PRICE
                                     THE PUBLIC        AS A %       RETAINED BY
                                      OFFERING         OF YOUR       FINANCIAL
AMOUNT INVESTED                        PRICE         INVESTMENT       ADVISOR

Less than $50,000                       5.75            6.10           5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50            4.71           3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50            3.63           2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50            2.56           2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00            2.04           1.75
-------------------------------------------------------------------------------
$1,000,000 or more                      0.00            0.00           0.00


                                                                           -----

-------------------------------------------------------------------------------
CLASS A SALES CHARGES -- LIBERTY U.S. TREASURY INDEX FUND
-------------------------------------------------------------------------------


                                                                  % OF OFFERING
                                     AS A % OF                         PRICE
                                     THE PUBLIC        AS A %       RETAINED BY
                                      OFFERING         OF YOUR       FINANCIAL
AMOUNT INVESTED                        PRICE         INVESTMENT       ADVISOR

Less than $50,000                       4.75            4.99           4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50            4.71           4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50            3.63           3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50            2.56           2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00            2.04           1.75
-------------------------------------------------------------------------------
$1,000,000 or more                      0.00            0.00           0.00

-------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class B and Class C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the Statement of Additional Information, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


-----
18

PURCHASES OF LESS THAN $250,000

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 0.00


Commission to financial advisors on purchases of the Liberty U.S. Treasury Index Fund is 4.00%. Commission to financial advisors on purchases of the Liberty Large Company Index Fund and the Liberty Small Company Index Fund is 5.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00
-------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

                                                                           -----

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


-------------------------------------------------------------------------------
CLASS C SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax

-----
20
purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open. When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call
1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from a Fund into the same share class (and, in some cases certain other classes) of another fund distributed by Liberty Funds
                             Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

                                                                           -----

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, each Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Treasury Fund's Class C share 12b-1 fee so that it does not exceed 0.85% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of each class of each
Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading
(typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Funds in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the

-----
22
upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Funds have the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by a Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Large Company and Small Company Funds distribute dividends annually and declare and pay any capital gains (including short-term capital gains) at least annually. The Treasury Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends for the Treasury Fund begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------


If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all

                                                                           -----

Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

-----
24

-------------------------------------------------------------------------------
MANAGING THE FUNDS
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. The investment advisor is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. Columbia runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia has been an investment advisor since 1969. As of December 31, 2002, Columbia and its affiliates managed over $145 billion in assets.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet), merged into the Advisor (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to each Fund. As a result of the merger, the Advisor is now the investment advisor to each Fund.

For the fiscal year ended March 31, 2003, aggregate advisory fees paid to Columbia by each Fund amounted to 0.10% of average daily net assets of the Fund.

                                                                           -----

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report dated March 31, 2003. You can request a free annual report by calling 1-800-426-3750.


-------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
-------------------------------------------------------------------------------


                                                                PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                   CLASS A
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                          22.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                           0.07
  Net realized and unrealized loss on investments                   (1.51)
-------------------------------------------------------------------------------
  Total from Investment Operations                                  (1.44)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                        (0.25)
  From net realized gains                                           (0.06)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                      (0.31)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                20.44
-------------------------------------------------------------------------------
Total return (%)(c)(d)                                              (6.58)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                            0.65
  Net investment income(e)                                               1.13
Portfolio turnover rate (%)                                                13

NET ASSETS, END OF PERIOD (000'S) ($)                                     170

(a) Class A shares were initially offered on December 9, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

-----
26

-------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
-------------------------------------------------------------------------------


                                                                PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           22.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.03
  Net realized and unrealized loss on investments                    (1.56)
-------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.53)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.25)
  From net realized gains                                            (0.06)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.31)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 20.35
-------------------------------------------------------------------------------
Total return (%)(c)(d)                                               (7.00)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                         1.40
  Net investment income(e)                                            0.50
Portfolio turnover rate (%)                                             13

NET ASSETS, END OF PERIOD (000'S) ($)                                  521

(a) Class B shares were initially offered on December 9, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

                                                                           -----

-------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
-------------------------------------------------------------------------------


                                                                 PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS C

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           22.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.02
  Net realized and unrealized loss on investments                    (1.50)
-------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.48)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.25)
  From net realized gains                                            (0.06)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.31)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 20.40
-------------------------------------------------------------------------------
Total return (%)(c)(d)                                               (6.77)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                         1.40
  Net investment income(e)                                            0.37
Portfolio turnover rate (%)                                             13

NET ASSETS, END OF PERIOD (000'S) ($)                                  185

(a) Class C shares were initially offered on December 9, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

-----
28

-------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
-------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS A

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           14.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.02
  Net realized and unrealized loss on investments                    (1.26)
-------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.24)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.09)
  From net realized gains                                            (0.23)
  Return of capital                                                     --(c)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.32)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 12.63
-------------------------------------------------------------------------------
Total return (%)(d)(e)                                               (8.91)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                         0.65
  Net investment income(f)                                            0.34
Portfolio turnover rate (%)                                             27

NET ASSETS, END OF PERIOD (000'S) ($)                                    4

(a) Class A shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                                                                           -----

-------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
-------------------------------------------------------------------------------


                                                                PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           14.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                             (0.02)
  Net realized and unrealized loss on investments                    (1.25)
-------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.27)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.09)
  From net realized gains                                            (0.23)
  Return of capital                                                     --(c)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.32)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 12.60
-------------------------------------------------------------------------------
Total return (%)(d)(e)                                               (9.15)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                         1.40
  Net investment loss(f)                                             (0.40)
Portfolio turnover rate (%)                                             27

NET ASSETS, END OF PERIOD (000'S) ($)                                   94

(a) Class B shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

-----
30

-------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
-------------------------------------------------------------------------------


                                                                PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS C

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           14.19
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                             (0.03)
  Net realized and unrealized loss on investments                    (1.22)
-------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.25)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.09)
  From net realized gains                                            (0.23)
  Return of capital                                                     --(c)
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.32)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 12.62
-------------------------------------------------------------------------------
Total return (%)(d)(e)                                               (9.01)
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                         1.40
  Net investment loss(f)                                             (0.70)
Portfolio turnover rate (%)                                             27

NET ASSETS, END OF PERIOD (000'S) ($)                                    1

(a) Class C shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                                                                           -----

   LIBERTY U.S. TREASURY INDEX FUND

                                                                 PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS A

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           11.05
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.19
  Net realized and unrealized gain on investments                     0.15
-------------------------------------------------------------------------------
  Total from Investment Operations                                    0.34
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.14)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 11.25
-------------------------------------------------------------------------------
Total return (%)(c)(d)                                                3.12
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                         0.65
  Net investment income(e)                                            4.86
Portfolio turnover rate (%)                                             48

NET ASSETS, END OF PERIOD (000'S) ($)                                  477

(a) Class A shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

-----
32

-------------------------------------------------------------------------------
LIBERTY U.S. TREASURY INDEX FUND
-------------------------------------------------------------------------------


                                                                 PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           11.05
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.17
  Net realized and unrealized gain on investments                     0.15
-------------------------------------------------------------------------------
  Total from Investment Operations                                    0.32
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.12)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 11.25
-------------------------------------------------------------------------------
Total return (%)(c)(d)                                                2.87
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                         1.40
  Net investment income(e)                                            4.25
Portfolio turnover rate (%)                                             48

NET ASSETS, END OF PERIOD (000'S) ($)                                  678

(a) Class B shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.

                                                                           -----

-------------------------------------------------------------------------------
LIBERTY U.S. TREASURY INDEX FUND
-------------------------------------------------------------------------------


                                                                 PERIOD ENDED
                                                              MARCH 31, 2003(A)
                                                                    CLASS C

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                           11.05
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.27
  Net realized and unrealized gain on investments                     0.05
-------------------------------------------------------------------------------
  Total from Investment Operations                                    0.32
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.12)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                 11.25
-------------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                             2.92
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                         1.25
  Net investment income(f)                                            6.87
Waiver/reimbursement(f)                                               0.15
Portfolio turnover rate (%)                                             48

NET ASSETS, END OF PERIOD (000'S) ($)                                  414

(a) Class C shares were initially offered on November 25, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the administrator and distributor not waived a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

-----
34

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NOTES
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                                                                           -----

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about each Fund's investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on each Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about each Fund by writing or calling the Funds' distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about each Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

o Liberty Large Company Index Fund (formerly named Galaxy II Large Company Index Fund)

o Liberty Small Company Index Fund (formerly named Galaxy II Small Company Index Fund)

o Liberty U.S. Treasury Index Fund (formerly named Galaxy II U.S. Treasury Index Fund)

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                               IF-01/8160-0703

-------------------------------------------------------------------------------
LIBERTY INDEX FUNDS   PROSPECTUS, AUGUST 1, 2003
-------------------------------------------------------------------------------

LIBERTY LARGE COMPANY INDEX FUND

LIBERTY SMALL COMPANY INDEX FUND

LIBERTY U.S. TREASURY INDEX FUND


CLASS Z SHARES


Advised by Columbia Management Advisors, Inc.


-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUNDS                                                                    2
-------------------------------------------------------------------------------
Investment Goal .......................................................      2
Principal Investment Strategies .......................................      2
Principal Investment Risks ............................................      3

Each of the following sections discusses
Performance History and Your Expenses for that Fund
Liberty Large Company Index Fund ......................................      5
Liberty Small Company Index Fund ......................................      8
Liberty U.S. Treasury Index Fund ......................................     11

YOUR ACCOUNT                                                                14
-------------------------------------------------------------------------------
How to Buy Shares .....................................................     14
Eligible Investors ....................................................     14
Sales Charges .........................................................     15
How to Exchange Shares ................................................     16
How to Sell Shares ....................................................     16
Fund Policy on Trading of Fund Shares .................................     17
Other Information About Your Account ..................................     17

MANAGING THE FUNDS                                                          20
-------------------------------------------------------------------------------
Investment Advisor ....................................................     20

FINANCIAL HIGHLIGHTS                                                        21
-------------------------------------------------------------------------------
Liberty Large Company Index Fund ......................................     21
Liberty Small Company Index Fund ......................................     22
Liberty U.S. Treasury Index Fund ......................................     23


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and
Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUNDS
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Each Fund pursues an indexing strategy to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.

-------------------------------------------------------------------------------


  The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computerized tools and analysis in managing the Fund's investments.


  The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

  The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.


  The U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Bond U.S. Treasury Index (formerly the Salomon Smith Barney Broad Investment Grade Bond Index). Securities in the U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
-------------------------------------------------------------------------------

The Liberty Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P 500 or hold the stocks in the same percentages as the index.

The Liberty Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P SmallCap 600 or hold the stocks in the same percentages as the index.


To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.


The Liberty Large Company Index Fund and the Liberty Small Company Index Fund may also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.


-----
2

The Liberty U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a ..95 correlation coefficient.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.


Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund may not hold all issues included in its index, may not always be fully invested, and bears transactions costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.


A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.


The U.S. Treasury Index Fund is subject to interest rate risk, which is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

                                                                           -----

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.


Since the Large Company Index Fund and the Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the investment strategy of the Large Company Index Fund and the Small Company Index Fund. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors.


An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

-----
4

PERFORMANCE HISTORY (LARGE COMPANY)
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(1) They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods.(2) They include the effects of Fund expenses.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
-------------------------------------------------------------------------------


                1993                           9.61%
                1994                           0.96%
                1995                          37.09%
                1996                          22.54%
                1997                          32.81%
                1998                          28.06%
                1999                          20.49%
                2000                          -9.08%
                2001                         -12.22%
                2002                         -22.05%

The Fund's year-to-date total return    For period shown in bar chart:
through June 30, 2003 was 11.46%.       Best quarter: 4th quarter 1998, +21.24%
                                        Worst quarter: 3rd quarter 2002, -17.03%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Large Company Index Fund (the Galaxy Large Company Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund.

                                                                           -----

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(2)
-------------------------------------------------------------------------------


                                       INCEPTION
                                         DATE      1 YEAR    5 YEARS   10 YEARS

Class Z (%)                             10/1/90
  Return Before Taxes                              -22.05     -0.82      9.01
  Return After Taxes on Distributions              -22.44     -1.95      7.64
  Return After Taxes on Distributions
  and Sale of Fund Shares                          -13.50     -0.59      7.30
-------------------------------------------------------------------------------
S&P 500 Index (%)                                  -22.09     -0.58      9.34
-------------------------------------------------------------------------------

(2) The average annual total returns shown include returns of Trust Shares of the Galaxy Large Company Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund.


-----
6

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
----------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00
----------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      (4)

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

   ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management and administration fee (%)                                   0.40
----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
----------------------------------------------------------------------------
Other expenses(5) (%)                                                   0.11
----------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                             0.51

(5) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, other expenses would be 0.10% and total annual fund operating expenses would be 0.50%. The advisor has agreed to maintain this waiver until December 9, 2003, one year from the date of the acquisition of the Galaxy Large Company Index Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


       1 YEAR              3 YEARS             5 YEARS           10 YEARS

        $52                  $164               $285               $640

                                                                           -----

PERFORMANCE HISTORY (SMALL COMPANY)
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(6) They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods.(7) They include the effects of Fund expenses.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(6)
-------------------------------------------------------------------------------


                1993                          11.35%
                1994                          -3.66%
                1995                          33.11%
                1996                          19.68%
                1997                          23.56%
                1998                          -1.75%
                1999                          11.66%
                2000                          11.00%
                2001                           6.21%
                2002                         -15.30%

The Fund's year-to-date total return    For period shown in bar chart:
through June 30, 2003 was 12.58%.       Best quarter: 4th quarter 2001, +20.50%
                                        Worst quarter: 3rd quarter 1998, -20.89%

(6) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Small Company Index Fund (the Galaxy Small Company Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

-----
8

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(7)
-------------------------------------------------------------------------------

                                        INCEPTION
                                          DATE      1 YEAR   5 YEARS   10 YEARS


Class Z (%)                              10/1/90
  Return Before Taxes                               -15.30     1.84      8.75
  Return After Taxes on Distributions               -15.80    -0.24      6.05
  Return After Taxes on Distributions
  and Sale of Fund Shares                           - 9.13     1.03      6.59
-------------------------------------------------------------------------------
S&P SmallCap 600 Index (%)                          -14.63     2.44      9.71
-------------------------------------------------------------------------------

(7) The average annual total returns shown include returns of Trust Shares of the Galaxy Small Company Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


                                                                           -----

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  -----------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(8) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     (9)

(8) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(9) There is a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


Management and administration fee (%)                                   0.40
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
-------------------------------------------------------------------------------
Other expenses (%)                                                      0.01
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                0.41
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

       1 YEAR              3 YEARS             5 YEARS           10 YEARS

        $42                  $132               $230               $518
-----
10

PERFORMANCE HISTORY (TREASURY)
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(10) They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods.(11) They include the effects of Fund expenses.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(10)
-------------------------------------------------------------------------------


                1993                          10.22%
                1994                          -3.73%
                1995                          18.06%
                1996                           2.21%
                1997                           9.27%
                1998                           9.76%
                1999                          -2.85%
                2000                          13.13%
                2001                           6.28%
                2002                          11.13%

The Fund's year-to-date total return     For period shown in bar chart:
through June 30, 2003 was 3.59%.         Best quarter: 3rd quarter 2002, +7.25%
                                         Worst quarter: 1st quarter 1994, -2.93%

(10) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II U.S. Treasury Index Fund (the Galaxy U.S. Treasury Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

                                                                           -----

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(11)
-------------------------------------------------------------------------------


                                        INCEPTION
                                          DATE      1 YEAR    5 YEARS   10 YEARS
Class Z (%)                              6/4/91
  Return Before Taxes                                11.13     7.34       7.14
  Return After Taxes on Distributions                 9.05     4.96       4.53
  Return After Taxes on Distributions
  and Sale of Fund Shares                             6.76     4.68       4.41
-------------------------------------------------------------------------------
Citigroup Bond U.S. Treasury Index (%)               11.64     7.73       7.53
-------------------------------------------------------------------------------

(11) The average annual total returns shown include returns of Trust Shares of the Galaxy U.S. Treasury Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


-----
12

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(12) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     (13)

(12) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(13) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management and administration fee (%)                                   0.40
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
--------------------------------------------------------------------------------
Other expenses(14) (%)                                                  0.02
--------------------------------------------------------------------------------
Total annual fund operating expenses(14) (%)                            0.42
--------------------------------------------------------------------------------


(14) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, other expenses would be 0.01% and total annual fund operating expenses would be 0.41%. The advisor has agreed to maintain this waiver until November 25, 2003, one year from the date of the acquisition of the Galaxy U.S. Treasury Index Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


       1 YEAR              3 YEARS             5 YEARS           10 YEARS

        $43                  $135               $235               $530

                                                                           -----

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares;
  (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no- load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

-----
14

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker- dealer;

o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

Each Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
--------------------------------------------------------------------------------


                                                                           -----

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if its advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of a Fund on any regular business day that the NYSE is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

Each Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----
16

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, each Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


                                                                           -----

Each Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, a Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, a Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.


DIVIDENDS, DISTRIBUTIONS AND TAXES Each Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Large Company and Small Company Funds distribute dividends annually and declare and pay any capital gains (including short-term capital gains) at least annually. The Treasury Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends for the Treasury Fund begin to accrue on the day that a Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-----
18

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                           -----

--------------------------------------------------------------------------------
MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. The investment advisor is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. Columbia runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia has been an investment advisor since 1969. As of December 31, 2002, Columbia and its affiliates managed over $145 billion in assets.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet), merged into the Advisor (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to each Fund. As a result of the merger, the Advisor is now the investment advisor to each Fund.

For the fiscal year ended March 31, 2003, aggregate advisory fees paid to Columbia by each Fund amounted to 0.10% of average daily net assets of the Fund.

-----
20

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FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the
Funds' financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the
Funds' financial statements, is included in the Funds' Annual Report dated March 31, 2003. You can request a free annual report by calling 1-800-426-3750.

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED MARCH 31,
                                                           2003(A)           2002            2001           2000          1999
                                                           CLASS Z         CLASS Z         CLASS Z        CLASS Z        CLASS Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                    27.55           29.32           42.14          36.90         31.92
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

  Net investment income(b)                                     0.28(c)         0.25            0.26           0.32          0.35
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                       (7.07)          (0.33)          (8.85)          5.93          5.38
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                            (6.79)          (0.08)          (8.59)          6.25          5.73
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                  (0.25)          (0.25)          (0.26)         (0.33)        (0.36)
  From net realized gains                                     (0.06)          (1.44)          (3.97)         (0.68)        (0.39)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                (0.31)          (1.69)          (4.23)         (1.01)        (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                          20.45           27.55           29.32          42.14         36.90
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                          (24.72)(e)       (0.08)         (21.54)         17.20         18.15
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                     0.51            0.49            0.47           0.47          0.47
  Net investment income                                        1.24            0.88            0.74           0.88          1.11
  Waiver/reimbursement                                           --(f)         0.01            0.01             --            --
Portfolio turnover rate (%)                                      13               8              15             12             3

NET ASSETS, END OF PERIOD (000'S) ($)                                                                     1,065,12
                                                            609,202         841,016         821,147              9       828,899

(a)  On December 9, 2002, the Galaxy II Large Company Index Fund was redesignated Liberty Large Company Index Fund, Class Z shares.
(b)  Net investment income per share before reimbursement of certain expenses for the years ended March 31, 2003, 2002, 2001,
     2000, and 1999 was $0.28, $0.25, $0.26, $0.32, and $0.35, respectively.
(c)  Per share data was calculated using average shares outstanding.
(d)  Total return at net asset value assuming all distributions reinvested.
(e)  Had the administrator/sub-administrator not waived a portion of expenses, total return would have been reduced.
(f)  Rounds to less than 0.01%.

                                                                           -----

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED MARCH 31,
                                                            2003(A)           2002            2001          2000          1999
                                                            CLASS Z         CLASS Z         CLASS Z        CLASS Z       CLASS Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     17.36           15.15           17.92         15.22         20.73
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                      0.07(c)         0.08            0.07          0.09          0.10
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                        (4.46)           3.04           (0.47)         4.31         (4.04)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (4.39)           3.12           (0.40)         4.40         (3.94)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.08)          (0.11)          (0.04)        (0.09)        (0.09)
  From net realized gains                                      (0.23)          (0.80)          (2.33)        (1.61)        (1.48)
  Return of capital                                            (0.02)             --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.33)          (0.91)          (2.37)        (1.70)        (1.57)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           12.64           17.36           15.15         17.92         15.22
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                           (25.47)(e)       21.32           (2.33)        30.52        (19.19)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                      0.41            0.41            0.41          0.41          0.40
  Net investment income                                         0.47            0.43            0.48          0.53          0.56
  Waiver/reimbursement                                            --(f)           --              --            --          0.01
Portfolio turnover rate (%)                                       27              21              41            36            22

NET ASSETS, END OF PERIOD (000'S) ($)                        202,183         291,111         253,860       279,914       259,903

(a) On November 25, 2002, the Galaxy II Small Company Index Fund was redesignated Liberty Small Company Index Fund, Class Z shares.
(b) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended
    March 31, 2003, 2002, 2001, 2000, and 1999 was $0.07, $0.08, $0.07, $0.09, and $0.10, respectively.
(c) Per share data was calculated using average shares outstanding.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the administrator/sub-administrator not waived a portion of expenses, total return would have been reduced.
(f) Rounds to less than 0.01%.

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22

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY U.S. TREASURY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    YEAR ENDED MARCH 31,
                                                            2003(A)           2002            2001          2000          1999
                                                            CLASS Z         CLASS Z         CLASS Z        CLASS Z       CLASS Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     10.40           10.66           10.13         10.54         10.50
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                      0.46(c)         0.51(d)         0.61          0.61          0.61
  Net realized and unrealized gain (loss) on investments        0.90           (0.19)(d)        0.53         (0.38)         0.05
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              1.36            0.32            1.14          0.23          0.66
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.50)          (0.58)          (0.61)        (0.64)        (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           11.26           10.40           10.66         10.13         10.54
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                            13.28(f)         3.03           11.60          2.39          6.38
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                      0.42            0.42            0.42          0.41          0.41
  Net investment income                                         4.21            4.84(d)         5.90          5.95          5.77
  Waiver/reimbursement                                            --(g)         0.01              --            --            --
Portfolio turnover rate (%)                                       48              47              53            56            70

NET ASSETS, END OF PERIOD (000'S) ($)                        183,042         160,180         163,619       160,389       202,420

(a)  On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was redesignated Liberty U.S. Index Fund, Class Z shares.
(b)  Net investment income per share before reimbursement of certain expenses for the years ended March 31, 2003, 2002, 2001,
     2000, and 1999 was $0.46, $0.51, $0.61, $0.61, and $0.61, respectively.
(c)  Per share data was calculated using average shares outstanding.
(d)  The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $(0.07), $0.07 and (0.63)%, respectively.
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Had the administrator/sub-administrator not waived a portion of expenses, total return would have been reduced.
(g)  Rounds to less than 0.01%.

                                                                           -----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about each Fund's investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on each Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about each Fund by writing or calling the Funds' distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about each Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

o Liberty Large Company Index Fund (formerly named Galaxy II Large Company Index
  Fund)

o Liberty Small Company Index Fund (formerly named Galaxy II Small Company Index
  Fund)

o Liberty U.S. Treasury Index Fund (formerly named Galaxy II U.S. Treasury Index
  Fund)

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                               IF-01/8150-0703



LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND, LIBERTY TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY SELECT VALUE FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, LIBERTY QUALITY PLUS BOND FUND, LIBERTY CORPORATE BOND FUND, LIBERTY TAX-EXEMPT FUND, LIBERTY TAX-EXEMPT INSURED FUND, LIBERTY UTILITIES FUND, LIBERTY CALIFORNIA TAX-EXEMPT FUND, LIBERTY CONNECTICUT TAX-EXEMPT FUND, LIBERTY MASSACHUSETTS TAX-EXEMPT FUND, LIBERTY NEW YORK TAX-EXEMPT FUND, LIBERTY LARGE COMPANY INDEX FUND, LIBERTY U.S. TREASURY INDEX FUND, LIBERTY SMALL COMPANY INDEX FUND, LIBERTY INTERMEDIATE TAX-EXEMPT BOND FUND, LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH & INCOME FUND, LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY HIGH-YIELD MUNICIPAL FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY FLOATING RATE ADVANTAGE FUND, LIBERTY FLOATING RATE FUND, LIBERTY GROWTH STOCK FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY ASSET ALLOCATION FUND, LIBERTY STRATEGIC EQUITY FUND, LIBERTY LARGE CAP CORE FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY SMALL CAP FUND, LIBERTY SMALL COMPANY EQUITY FUND

                          (collectively, the "Funds")

 Supplement to Statements of Additional Information Replacing Supplement dated
                                 March 3, 2003

The Funds'  Statements of  Additional  Information  are revised as follows:

The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information for the above-listed funds.

NAV Transfer Program. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through participating FSFs until December 31, 2003.

G-35/142N-0303                                                    March 13, 2003

                        LIBERTY LARGE COMPANY INDEX FUND
                        LIBERTY SMALL COMPANY INDEX FUND
                        LIBERTY U.S. TREASURY INDEX FUND
                        SERIES OF LIBERTY FUNDS TRUST V
                      STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2003

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Large Company Index Fund, Liberty Small Company Index Fund and Liberty U.S. Treasury Index Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Funds dated August 1, 2003. This SAI should be read together with a Prospectus of the Funds and the most recent Annual Report dated March 31, 2003 for the Funds. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Funds' March 31, 2003 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS


      PART 1                                                            PAGE
      Definitions.................................................        b
      Organization and History....................................        b
      Investment Goal and Policies................................        b
      Fundamental and Non-Fundamental Investment Policies.........        c
      Portfolio Turnover..........................................        f
      Fund Charges and Expenses...................................        f
      Investment Performance......................................        s
      Custodian of the Funds......................................        v
      Independent Auditors........................................        v


      PART 2
      Miscellaneous Investment Practices..........................        1
      Taxes.......................................................       21
      Counsel to the Funds........................................       24
      Management of the Funds.....................................       25
      Determination of Net Asset Value............................       34
      How to Buy Shares...........................................       35
      Special Purchase Programs/Investor Services.................       36
      Programs for Reducing or Eliminating Sales Charges..........       38
      How to Sell Shares..........................................       41
      Distributions...............................................       44
      How to Exchange Shares......................................       44
      Suspension of Redemptions...................................       45
      Shareholder Liability.......................................       45
      Shareholder Meetings........................................       45
      Performance Measures........................................       45
      Appendix I..................................................       48
      Appendix II.................................................       53
      Appendix III................................................       65


  IF-16/886O-0703

                                     PART 1
                        LIBERTY LARGE COMPANY INDEX FUND
                        LIBERTY SMALL COMPANY INDEX FUND
                        LIBERTY U.S. TREASURY INDEX FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2003


DEFINITIONS


   "Large Company Index Fund" or "Fund"       Liberty Large Company Index
                                                Fund
   "Small Company Index Fund" or "Fund"       Liberty Small Company Index
                                                Fund
   "U.S. Treasury Index Fund" or "Fund"       Liberty U.S. Treasury Index
                                                Fund
   "Predecessor Fund" or "Predecessor Funds"  See below under "Organization and History"
   "Trust"                                    Liberty Funds Trust V
   "Advisor"                                  Columbia Management Advisors
                                                Inc., the Funds' investment
                                                advisor
   "Administrator"                            Columbia Management Advisors,
                                                Inc., the Funds' administrator
   "LFD"
                                              Liberty Funds Distributor,
                                                Inc., the Funds' distributor
   "LFS"                                      Liberty Funds Services, Inc., the
                                                Funds' shareholder services and
                                                transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust and is a diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. On November 25, 2002 and December 9, 2002, the series of The Galaxy Fund II to which the Funds succeeded (the "Predecessor Funds") were reorganized as separate series of the Trust. Class Z shares of the Funds were issued in exchange for existing shares of the Predecessor Funds. The Funds currently offer Class A, B, C and Z shares, and may in the future offer other classes of shares.

The Galaxy II Large Company Index Fund, the predecessor to the Large Company Index Fund, commenced operations on October 1, 1990; the Galaxy II Small Company Index Fund, the predecessor to the Small Company Index Fund, commenced operations on October 1, 1990; and the Galaxy II U.S. Treasury Index Fund, the predecessor to the U.S. Treasury Index Fund, commenced operations on June 4, 1991.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Effective April 1, 1999, the Trust changed its name from Colonial Trust V to its current name.

INVESTMENT GOAL AND POLICIES
The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

    Common Stock, Preferred Stock and Warrants
    Money Market Instruments
    Securities Loans
    Repurchase Agreements
    Futures Contracts and Related Options (the Large Company Index and Small
      Company Index Funds only)
    Temporary Cash Balances

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                        b

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES
In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each Fund may not:

1. Underwrite any issue of securities except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

2. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Fund may invest in securities secured by real estate, mortgages or interests therein and may purchase securities issued by companies that invest or deal in any of the above.

3.  Make short sales of securities or maintain a short position.

4. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Fund.

5. Invest in commodities, except that the Large Company Index Fund and the Small Company Index Fund may invest in stock index futures.

6.  Invest in companies for the purpose of exercising control or management.

7. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) this 5% limitation does not apply to U.S. Government securities and (b) up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

8. Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 33-1/3% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33-1/3% of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings are outstanding, a Fund will not make any additional investments (including roll-overs). For purposes of this restriction, collateral arrangements with respect to (a) the purchase and sale of options on stock indexes and (b) initial and variation margin for futures contracts will not be deemed to be issuances of senior securities or to be pledges of a Fund's assets.

9. Purchase any securities that would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there shall be no limit on the purchase of U.S Government securities.

10. Make loans, except that the Fund may purchase or hold debt obligations, lend portfolio securities and enter into repurchase agreements, as described herein and in the prospectuses.

11. Purchase securities of other investment companies except as they may be acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act. Purchases made in connection with this restriction may subject shareholders to duplicate fees and expenses.

12. Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

13. Invest more than 5% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.


NON-FUNDAMENTAL INVESTMENT POLICIES
The Large Company Index Fund and the Small Company Index Fund may not engage in futures activities for other than bona fide hedging purposes if the aggregate initial margin deposits on its non-hedging futures contracts and premiums paid on its related options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on futures contracts it has entered into.

Each of the Funds will set aside with its custodian, or with a designated subcustodian, cash or liquid securities at least equal to the underlying commodity value of each long position the Fund assumes in commodity futures contracts or will take other actions consistent with regulatory requirements to avoid leverage.


                                        c

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (a) the loans will not exceed 33-1/3% of the Fund's total assets taken at value; (b) the Fund must receive cash or equivalent securities from the borrower as collateral at least equal to 100% of the current market value of the loaned securities plus any interest and dividends accrued thereon;
(c) the borrower must increase such collateral whenever the market value of the securities plus any accrued interest or dividends rises above the level of such collateral; (d) the Fund must be able to terminate the loan at any time; (e) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (f) the Fund may pay only reasonable custodian fees in connection with the loan; and (g) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Each of the Funds will not enter into repurchase agreements that would cause more than 5% of their respective net assets to be invested in illiquid securities.

Except as stated otherwise and except with respect to Investment Limitation No. 8, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

THE INDEXING APPROACH

The Funds are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Funds seek to match the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. In using sophisticated computer models to select securities, a Fund will only purchase a security that is included in its respective index at the time of such purchase. A Fund may, however, temporarily continue to hold a security that has been deleted from its respective index pending the rebalancing of the Fund's portfolio. A list of securities included, as of the date of this Statement of Additional Information, in each of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Standard & Poor's SmallCap 600 Stock Price Index ("S&P SmallCap 600 Index"), and the U.S. Treasury component ("U.S. Treasury Index") of the Citigroup Bond U.S. Treasury Index is available free of charge by calling Liberty at 1-800-426-3750, or by writing to Liberty, c/o Liberty Funds Services, Inc. ("LFS"), P.O. Box 8081, Boston, MA 02266-8081.

While there can be no guarantee that each Fund's investment results will precisely match the results of its corresponding index, the Advisor believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Funds and their respective indexes. Each Fund will attempt to achieve a correlation between the performance of its portfolio and that of its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Fund's ability to correlate its performance with its respective index, however, may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's or Citigroup calculates their respective indexes, and the timing of purchases and redemptions. The Advisor monitors the correlation of the performance of the Funds in relation to their indexes under the supervision of the Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.


The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Fund will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Fund. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Fund and that of its respective index, may cause the return of a Fund to be lower than the return of its respective index. The Funds may invest in less than all of the securities included in their respective indexes, which may result in a return that does not match that of the indexes, after taking expenses into account.


                                        d

LARGE COMPANY INDEX FUND
The Large Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P
500. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.


The S&P 500 is composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 2002, the stocks in the S&P 500 had an average market capitalization of approximately $16.2 billion and accounted for approximately 81% of the total market value of all U.S. common stocks. The Advisor believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.


SMALL COMPANY INDEX FUND
The Small Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets, plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600 Index. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.


The S&P SmallCap 600 Index is comprised of 600 U.S. common stocks with small market capitalizations. Like the S&P 500, the weighting of stocks in the S&P SmallCap 600 Index is based on each stock's relative total market capitalization. As of December 31, 2002, stocks in the S&P SmallCap 600 Index accounted for about 3.3% of the total market value of all publicly traded U.S. common stocks. The average capitalization of stocks included in the S&P SmallCap 600 Index as of December 31, 2002 was approximately $ 542 million, although the capitalization of some companies included in the S&P SmallCap 600 Index is significantly higher.


When utilized, the portfolio optimization program is expected to provide an effective method of substantially duplicating the dividend income and capital gains produced by the S&P SmallCap 600 Index. Since the Fund does not hold every stock in the S&P SmallCap 600 Index when utilizing portfolio optimization, it is not expected to track the S&P SmallCap 600 Index with the same degree of accuracy as when it holds all 600 stocks in the Index, although the Fund will seek a correlation of at least 0.95, before deduction of operating expenses.

U.S. TREASURY INDEX FUND
The U.S. Treasury Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.


The U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Citigroup updates the roster of securities represented in the U.S. Treasury Index monthly, adding new notes and bonds issued in the past month and removing those notes and bonds that no longer meet the index's criteria. The following table further describes the U.S. Treasury Index Fund as of December 31, 2002:


                                                          U.S. TREASURY
                                                            INDEX FUND
                                                          -------------

             Number of Issues........................                36
             Total Market Value......................      $185,436,766
             Minimum Maturity........................        02/29/2004
             Maximum Maturity........................        02/15/2029
             Weighted Average Maturity...............        8.95 Years


             Percent of Market Value with remaining
                   Maturity of:

                      1-3 years......................             33%
                      3-7 years......................             22%
                      7-10 years.....................             10%
                      10-20 years....................             21%
                      Over 20 years..................             14%
             Cash equivalent reserve.................           0.93%


The Fund will not hold all of the issues in its index because of the costs involved. Instead, each security will be considered for inclusion in the Fund based on its contribution to the total market value, average coupon rate and average weighted maturity of the Fund and its similarity to these financial characteristics of the Fund's index.


                                        e

The Fund is authorized to engage in other types of securities transactions as described elsewhere in this Statement of Additional Information. Because the Fund expects to generate income generally exempt from state and local income taxes, it will engage in such investment practices only when deemed by the Advisor to be in the best interests of the Fund's shareholders.

PORTFOLIO TURNOVER
The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. For more information, see the section above entitled, "The Indexing Approach."


Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.


FUND CHARGES AND EXPENSES
For the services provided and expenses assumed with respect to the Funds, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.


Under each Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.30% of the average daily net assets of the Fund. The Administrator pays all operating expenses of the Fund with the exception of brokerage fees and expenses, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Administrator or its affiliates, and any extraordinary non-recurring expenses that may arise, including, but not limited to, litigation expenses.


The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the outsourcing agreement.




Prior to July 1, 2002, Fleet National Bank ("FNB"), an affiliate of the Advisor, located at 100 Federal Street, Boston, MA 02110, served as the administrator and fund accountant of the Predecessor Funds and was entitled to receive administration and fund accounting fees at the aggregate annual rate of 0.30% of the average daily net assets of each of the Predecessor Funds. Prior to July 1, 2002, PFPC, Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as sub-administrator of the Predecessor Funds and, prior to July 22, 2002, served as transfer and dividend disbursing agent for the Predecessor Funds. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. During the last three fiscal years, no administration fees were waived by FNB.

                                        f

RECENT FEES PAID TO THE ADVISOR, FNB AND OTHER SERVICE PROVIDERS

The following tables present recent fees paid to the Advisor, FNB and other service providers by each Fund or its relevant Predecessor Fund.


                                                              Large Company Index Fund
                                                                Years ended March 31,
                                                                ---------------------
                                                         2003               2002            2001
                                                       ----------        ----------      ----------
     Advisory fee                                      $  671,591        $  825,835      $  998,530
     Administration fee                                 2,013,689         2,478,361       2,995,589
     Expense reimbursement by Sub-Administrator             5,586            13,474          14,827

     12b-1 fees:
       Service fee (Class A Shares)                            30
       Distribution fee (Class B Shares)                      302
       Service fee (Class B Shares)                           101
       Distribution fee (Class C Shares)                      144
       Service fee (Class C Shares)                            48

                                                              Small Company Index Fund
                                                                Years ended March 31,
                                                                ---------------------
                                                         2003               2002            2001
                                                       ----------        ----------      ----------
     Advisory fee                                      $  238,813        $  753,553      $  270,502
     Administration fee                                   715,815           767,629         811,508
     Expense reimbursement by Sub-Administrator             1,948             4,280           5,025
     12b-1 fees:
       Service fee (Class A Shares)                             2
       Distribution fee (Class B Shares)                      182
       Service fee (Class B Shares)                            60
       Distribution fee (Class C Shares)                       14
       Service fee (Class C Shares)                             5

                                                         2003               2002            2001
                                                       ----------        ----------      ----------
     Advisory fee                                      $  176,347       $   164,165      $   160,240
     Administration fee                                   529,146           492,494          480,721
     Expense reimbursement by Sub-Administrator             1,233            10,424            3,532
     12b-1 fees:
       Service fee (Class A Shares)                           167
       Distribution fee (Class B Shares)                      725
       Service fee (Class B Shares)                           240
       Distribution fee (Class C Shares)                      174
       Service fee (Class C Shares)                            57

FNB, an affiliate of FleetBoston Financial Corporation, and Columbia Trust Company were paid fees for Sub-Account Services performed with respect to shares of the Funds held by defined contribution plans. Pursuant to agreements between FNB, Columbia Trust Company and PFPC, FNB and Columbia Trust Company were paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended March 31, 2003, FNB and Columbia Trust Company received $1,246,988 and $ 55,888, respectively, for Sub-Account Services.



                                        g

BROKERAGE COMMISSIONS

For the fiscal years ended March 31, 2003, 2002 and 2001, the Funds paid brokerage commissions as shown in the table below (dollars in thousands). The Liberty U.S. Treasury Index Fund paid no brokerage commissions during the fiscal years shown.


LARGE COMPANY INDEX FUND                           Years ended March 31,
                                                   ---------------------
                                                  2003       2002      2001
                                                -------     ------    -------
Total commissions                               145*          62         155
Directed transactions(a)                        403

Commissions on directed transactions            **            10         N/A

Commissions paid to AlphaTrade, Inc.            0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Quick & Reilly, Inc.        0             5          N/A
 % of Aggregate Commissions                                   8.87%
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Robertson Stephens, Inc.    0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Fleet Securities, Inc.      0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions


                                        h

SMALL COMPANY INDEX FUND                           Years ended March 31,
                                                   ---------------------
                                                  2003       2002      2001
                                                -------     ------    -------
Total commissions                               147           130        192
Directed transactions(a)                        0

Commissions on directed transactions            0             8          N/A

Commissions paid to AlphaTrade, Inc.            0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Quick & Reilly, Inc.        0             7          N/A
 % of Aggregate Commissions                                   5.29%
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Robertson Stephens, Inc.    0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions

Commissions paid to Fleet Securities, Inc.      0             0          N/A
 % of Aggregate Commissions
 % of Aggregate Dollar Amount of
             Brokerage Transactions
(a) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

  * For the Large Company Index Fund, the brokerage commissions paid in the fiscal year ended March 31, 2003 were higher than the brokerage commissions paid in the prior fiscal year due to an increase in portfolio turnover. The Fund's portfolio turnover reflected changes in companies included in its target index, the S&P 500.

 ** Rounds to less than 0.


U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.


At March 31, 2003, the Funds held securities of their regular brokers or dealers as set forth below:

                  Fund               Broker/Dealer                Value
       -------------------------    ----------------            ----------
       Large Company Index          Goldman Sachs & Co.        $2,457,688
                                    Merrill Lynch & Co.         2,339,728
                                    Morgan Stanley, Inc.        3,176,147

       Small Company Index          N/A

       U.S. Treasury Index          N/A

TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended March 31, 2003 and the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:

                                   Pension or                                        Total Compensation from
                                   Retirement        Aggregate Compensation      the Funds and the Liberty Funds
                              Benefits Accrued as      from the Funds for              Complex Paid to the
                                   Part of          Fiscal Year ended March        Trustees for the Calendar
          Trustee              Fund Expenses (b)            31, 2003           Year Ended December 31, 2002 (c)(d)
          -------              -----------------     -----------------------   ----------------------------------
John A. Benning                       N/A                     $N/A                              12,306
Robert J. Birnbaum                    N/A                      N/A                              24,806
Tom Bleasdale                         N/A                      N/A                              51,500
Lora S. Collins                       N/A                      N/A                              96,000
James E. Grinnell                     N/A                      N/A                              24,806
Douglas A. Hacker                     N/A                      35                               98,000
Janet Langford Kelly                  N/A                      N/A                              97,000
Richard W. Lowry                      N/A                      N/A                             124,806
Salvatore Macera(g)                   N/A                      35                               98,000
William E. Mayer                      N/A                      N/A                             127,806
James L. Moody, Jr.                   N/A                      N/A                              91,000
Charles R. Nelson                     N/A                      35                              120,182
John J. Neuhauser                     N/A                      35                              124,974
Joseph R. Palombo(e)                  N/A                      N/A                               N/A
Thomas Stitzel                        N/A                      N/A                              98,000
Thomas C. Theobald                    N/A                      N/A                             102,000
Anne-Lee Verville                     N/A                      35                              102,000 (f)

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) As of December 31, 2002, the Liberty family of funds (Liberty Funds) consisted of 95 open-end and 14 closed-end management investment company portfolios (collectively, the "Liberty Funds Complex"). As of
    December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds and the Columbia Funds, part of the Liberty Funds Complex, have separate boards of directors.

(d) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bleasdale,
    Grinnell, Moody and Ms. Collins received $154,500, $75,000, $182,000, and $192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment continued for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001 and ended on October 1, 2002, were paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty
    Fund Complex each bore one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by FNB. The Liberty Fund Complex portion of the payments was allocated among the
    Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(e) Mr. Palombo does not receive compensation because he is an employee of the Advisor.

(f) During the fiscal year ended March 31, 2003, Ms. Verville deferred none of her compensation from the Liberty
    Funds Complex, and in the calendar year ended December 31, 2002, deferred $51,000 of her compensation, pursuant to the deferred compensation plan. At December 31, 2002, the value of Ms. Verville's account under that plan was $284,015.89.

(g) Mr. Macera retired from the Board of Trustees, and the various Board committees on which he served, effective
    June 18, 2003.


ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.


                                        j

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended March 31, 2003, the Audit Committee convened eight times.


GOVERNANCE COMMITTEE

Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant Fund. In the fiscal year ended March 31, 2003, the Governance Committee convened two times.


ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended March 31, 2003, the Advisory Fees & Expenses Committee convened four times.


TRADING OVERSIGHT COMMITTEE

Ms. Kelly and Messrs. Lowry, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended March 31, 2003, the Trading Oversight Committee convened two times.


SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002in the Liberty Funds and All-Star Funds overseen by the Trustee.


                                                    Dollar Range of Equity      Aggregate Dollar Range of Equity
                                                     Securities Owned in     Securities Owned in All Funds Overseen
                        Name of Trustee                 the Funds            by Trustee in Liberty Fund Complex
                        ---------------             ----------------------   --------------------------------------
              DISINTERESTED TRUSTEES

              Douglas A. Hacker                              $  0                        Over $100,000
              Janet Langford Kelly                           $  0                        Over $100,000
              Richard W. Lowry (h)                           $  0                        Over $100,000
              Salvatore Macera                               $  0                       $50,001-$100,000
              Charles R. Nelson                              $  0                        Over $100,000
              John J. Neuhauser (h)                          $10,001 - $50,000           Over $100,000
              Thomas E. Stitzel                              $  0                       $50,001-$100,000
              Thomas C. Theobald                             $  0                        Over $100,000
              Anne-Lee Verville                              $  0                         Over $100,000


              INTERESTED TRUSTEES
              William E. Mayer (h)                           $  0                       $50,001-$100,000
              Joseph R. Palombo                              $  0                          $1-10,000


(h) Trustee also serves as a Trustee or Director of the All-Star Funds.



OWNERSHIP OF THE FUNDS

As of record on June 30, 2003, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding shares of the Funds.

As of record on June 30, 2003, the following shareholders of record owned 5% or more of the shares of the Funds noted below:

                                        k

LIBERTY LARGE COMPANY INDEX FUND

                                                  CLASS A SHARES

                      Shareholder (Name And Address)               Share Balance        Percent Of Class Total (%)
                      ------------------------------               -------------        --------------------------
            U.S. Clearing Corp.                                 14,048.3530                        17.50
            FBO 104-40206-16
            26 Broadway
            New York, NY 10004-1703

            Security Trust Company Ttee                         34,742.1670                        43.27
            FBO Wheeler Consolidated Inc. PSP
            and Savings Plan
            2390 E Camelback Rd., Ste. 240
            Phoenix, AZ 85016-3434

                                                  CLASS B SHARES

                      Shareholder (Name And Address)               Share Balance        Percent Of Class Total (%)
                      ------------------------------               -------------        --------------------------
            U.S. Clearing Corp.                                 4,574.5650                           6.62
            FBO 166-32071-14
            26 Broadway
            New York, NY 10004-1703

            U.S. Clearing Corp.                                 4,223.2660                           6.11
            FBO 597-10515-10
            26 Broadway
            New York, NY 10004-1703

            USBancorp Piper Jaffray                             7,896.9250                          11.43
            A/C 4319-8346
            800 Nicollet Mall
            Minneapolis, MN 55402-7000

                                                  CLASS C SHARES

                      Shareholder (Name And Address)               Share Balance        Percent Of Class Total (%)
                      ------------------------------               -------------        --------------------------
            Pershing LLC                                               1,630.4970                   10.53
            P.O. Box 2052
            Jersey City, NJ 07303-2052

            U.S. Clearing Corp.                                        4,489.4330                   28.99
            FBO 245-16950-15
            26 Broadway
            New York, NY 10004-1703

            U.S. Clearing Corp.                                        4,320.2260                   27.90
            FBO 142-92630-13
            26 Broadway
            New York, NY 10004-1703

            U.S. Clearing Corp.                                                                      7.22
                                                                       1,118.0680
            FBO 104-06261-19
            26 Broadway
            New York, NY 10004-1703

            U.S. Clearing Corp.                                                                      6.87
                                                                       1,064.4010
            FBO 104-98603-13
            26 Broadway
            New York, NY 10004-1703


                                        l


                                                  CLASS Z SHARES

                      Shareholder (Name And Address)               Share Balance        Percent Of Class Total (%)
                      ------------------------------               -------------        --------------------------
            Gales & Co                                             1,629,656.4050                    5.33
            Fleet Investment Services

            Mutual Fund Unit-NY/Ro/To4A
            159 East Main Street
            Rochester, NY 14638-0001


            Gales & Co                                             3,920,034.9000                   12.82
            Fleet Investment Services

            Mutual Fund Unit-NY/Ro/To4A
            159 East Main Street
            Rochester, NY 14638-0001


            AMVESCAP National Trust Company as Agent               5,885,091.4250                   19.25
            For Fleet National Bank FBO
            FleetBoston Financial Savings Plus
            P.O. Box 105779
            Atlanta, GA 30348-5779

LIBERTY SMALL COMPANY INDEX FUND

                                                   CLASS A SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Mark F. Berch &                                        159.0800                  14.56
               Joan M. Stoler JT WROS
               25 Fairview Road
               Canton, MA 0201-1732

               FIM Funding, Inc.                                       72.1250                   6.60
               c/o Liberty Funds Group
               Mail Stop MA DE 11513G
               One Financial Center, 13th Floor
               Boston, MA 02111-2621

               Columbia Trust Company Roth IRA                         58.2300                   5.33
               Peter M. Pusztai
               1014 Hillstown Road
               Glastonbury, CT 06033-1324

               U.S. Clearing Corp.                                     93.4020                   8.55
               FBO 201-91536-14
               26 Broadway
               New York, NY 10004-1703

               Kenneth J. Schaefer                                    331.1260                  30.32
               Amy L Schaefer JT WROS
               113 Wilander Drive
               Cary, NC 27511-6106

               LPL Financial Services                                 325.7330                  29.82
               A/C 7276-1221
               9785 Towne Centre Drive
               San Diego, CA 92121-1968


                                        m



                                             CLASS B SHARES


                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Columbia Trust Company Rollover IRA                  1,144.1520                   7.76
               Margaret W. Golanka
               4082 Sweet Gum Lane
               Liverpool, NY 13090-1107

               Wexford Clearing Services Corp.                      2,247.6480                  15.24
               FBO Wexford Clearing Custodian
               FBO John P. Popovec
               Physician SEP DTD 05/24/02
               6127 Pebble Beach Court
               Canfield, OH 44406-9567

               Columbia Trust Company                                 798.7260                   5.41
               Cudd Brothers Inc.
               Jack Cudd
               1621 River Ridge Road
               River Falls, WI 54022-3464

               UBS Financial Services, Inc.                         5,333.9230                  36.16
               William B. Nalle & Christie B. Nalle JT WROS
               4615 Bunny Run #B
               Austin, TX 78746-1080

                                                   CLASS C SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Pershing LLC                                         2,594.5060                  40.23
               P.O. Box 2052
               Jersey City, NJ 07303-2052

               U.S. Clearing Corp.                                  1,798.5610                  27.89
               FBO 104-06261-19
               26 Broadway
               New York, NY 10004-1703

               US Clearing Corp                                     1,712.2300                  26.55
               FBO 104-98603-13
               26 Broadway
               New York, NY 10004-1703


                                        n



LIBERTY U.S. TREASURY INDEX FUND

                                                  CLASS A SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Columbia Trust Company IRA                           4,090.2050                   5.02
               Dorothy Anne Rhodes
               12161 N. Antelope
               Marana, AZ 85653-9429

               US Clearing Corp                                     5,229.0550                   6.41
               FBO 598-07514-15
               26 Broadway
               New York, NY 10004-1703

               US Clearing Corp                                     8,366.4820                  10.26
               FBO 103-03217-13
               26 Broadway
               New York, NY 10004-1703

               Jordan Babic                                         4,361.4280                   5.35
               3000 NE 5th Terrace, Apt. 306
               Wilton Manors, FL 33334-2088

                                                  CLASS B SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Pershing LLC                                         9,499.9080                   9.17
               P.O. Box 2052
               Jersey City, NJ 07303-2052

                                                  CLASS C SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               US Clearing Corp                                    24,644.0370                  24.66
               FBO 221-95492-15
               26 Broadway
               New York, NY 10004-1703

               US Clearing Corp                                     5,306.4180                   5.31
               FBO 221-95490-17
               26 Broadway
               New York, NY 10004-1703

               US Clearing Corp                                     9,383.3360                   9.39
               FBO 221-16240-16
               26 Broadway
               New York, NY 10004-1703

               Attn:  Willie Wright                                 8,608.0120                   8.61
               First Clearing LLC
               A/C 3492-0851
               Friendship Baptist Church
               P.O. Box 111597

               Legg Mason Wood Walker, Inc.                        26,022.8010                  26.04
               394-00327-11
               P.O. Box 1476
               Baltimore, MD 21203-1476

               Columbia Trust Company IRA                           5,011.4810                   5.02
               William W. Fung
               10615 Queens Blvd Apt. 6R
               Forest Hills, NY 11375-4379


                                        o



                                                 CLASS Z SHARES

                      Shareholder (Name And Address)           Share Balance         Percent Of Class Total (%)
                      ------------------------------           -------------         --------------------------
               Gales & Co                                       1,348,098.1220                   8.35
               Fleet Investment Services

               Mutual Fund Unit-NY/Ro/To4A
               159 East Main Street
               Rochester, NY 14638-0001


               Gales & Co.                                      3,362,721.5180                  20.82
               Fleet Investment Services
               Mutual Fund Unit-NY/Ro/To4A
               159 East Main Street
               Rochester, NY 14638-0001

               US Clearing Corp                                 1,011,138.8040                   6.26
               FBO 097-00100-13
               26 Broadway
               New York, NY 10004-1703


SALES CHARGES (dollars in thousands)

LIBERTY LARGE COMPANY INDEX FUND                    Class A Shares
                                              Year ended March 31, 2003

Aggregate initial sales charges
    on Fund share sales                                  $ <1
Initial sales charges retained by LFD                    $ <1

                                                    Class B Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ <1

                                                    Class C Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ 0


                                        p

LIBERTY SMALL COMPANY INDEX FUND                    Class A Shares
                                              Year ended March 31, 2003

Aggregate initial sales charges
    on Fund share sales                                  $ <1
Initial sales charges retained by LFD                    $ <1

                                                    Class B Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ <1

                                                    Class C Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ 0

LIBERTY U.S. TREASURY INDEX FUND                    Class A Shares
                                                    --------------
                                              Year ended March 31, 2003

Aggregate initial sales charges
    on Fund share sales                                  $ <1
Initial sales charges retained by LFD                    $ <1

                                                    Class B Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ <1

                                                    Class C Shares
                                              Year ended March 31, 2003

Aggregate CDSC on Fund
   redemptions retained by LFD                           $ 0


                                        q

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

All of the Funds offer Class A, Class B, Class C and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay LFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay LFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees of the U.S. Treasury Index Class C shares so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.


The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Funds were:

LIBERTY LARGE COMPANY INDEX FUND                                     Year ended March 31, 2003
                                                         Class A Shares    Class B Shares  Class C Shares
                                                         --------------    --------------  --------------
Fees to FSFs                                                $  <1               $14               $2
Cost of sales material relating to the Fund (including
    printing and mailing expenses)                             <1                1                <1
Allocated travel, entertainment and other promotional
    expenses (including advertising)                           <1                2                1

LIBERTY SMALL COMPANY INDEX FUND                                     Year ended March 31, 2003
                                                         --------------    --------------  --------------
                                                         Class A Shares    Class B Shares   Class C Shares
Fees to FSFs                                                 $ <1              $1                $<1
Cost of sales material relating to the Fund (including
    printing and mailing expenses)                             <1              <1                 <1
Allocated travel, entertainment and other promotional
    expenses (including advertising)                           <1              <1                 <1


                                        r

LIBERTY U.S. TREASURY INDEX FUND                                     Year ended March 31, 2003
                                                         Class A Shares    Class B Shares  Class C Shares
                                                         --------------    --------------  --------------
Fees to FSFs                                                 $ <1              $14               $4
Cost of sales material relating to the Fund (including
    printing and mailing expenses)                             <1                1                1
Allocated travel, entertainment and other promotional
    expenses (including advertising)                            1                2                2

INVESTMENT PERFORMANCE

The average annual total returns at March 31, 2003, for Class A, B, C and Z Shares of the Funds (as applicable) are presented below.


LARGE COMPANY INDEX FUND(1):


                                                        CLASS A SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (29.08)%                    (5.10)%                    7.56%
Return after taxes
   on distributions              (29.43)%                    (6.18)%                    6.23%
Return after taxes on
   distributions and sale of
   fund shares                   (17.81)%                    (3.90)%                    6.06%
Without sales charge             (24.76)%                    (3.96)%                    8.20%
Return after taxes
   on distributions              (25.13)%                    (5.06)%                    6.86%
Return after taxes on
   distributions and sale of
   fund shares                   (15.15)%                    (3.03)%                    6.62%

                                                        CLASS B SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (28.78)%                    (4.35)%                    8.15%
Return after taxes
   on distributions              (29.16)%                    (5.46)%                    6.82%
Return after taxes on
   distributions and sale of
   fund shares                   (17.63)%                    (3.32)%                    6.58%
Without sales charge             (25.09)%                    (4.05)%                    8.15%
Return after taxes
   on distributions              (25.46)%                    (5.14)%                    6.82%
Return after taxes on
   distributions and sale of
   fund shares                   (15.36)%                    (3.09)%                    6.58%

                                                        CLASS C SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (25.65)%                    (4.00)%                    8.18%
Return after taxes
   on distributions              (26.02)%                    (5.10)%                    6.84%
Return after taxes on
   distributions and sale of
   fund shares                   (15.70)%                    (3.05)%                    6.61%
Without sales charge             (24.91)%                    (4.00)%                    8.18%
Return after taxes
   on distributions              (25.28)%                    (5.10)%                    6.84%
Return after taxes on
   distributions and sale of
   fund shares                   (15.25)%                    (3.05)%                    6.61%


                                        s


                                                       CLASS Z SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
Return before taxes              (24.72)%                    (3.95)%                    8.21%
Return after taxes
   on distributions              (25.09)%                    (5.05)%                    6.87%
Return after taxes on
   distributions and sale of
   fund shares                   (15.13)%                    (3.02)%                    6.63%


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception on
    December 9, 2002. Prior to December 9, 2002, the Fund's Class Z shares were designated as
    Trust Shares of the Galaxy II Large Company Index Fund , the predecessor to the Fund. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees)
    between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


SMALL COMPANY INDEX FUND(2):


                                                        CLASS A SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (29.83)%                    (2.58)%                    7.08%
Return after taxes
   on distributions              (30.24)%                    (4.57)%                    4.43%
Return after taxes on
   distributions and sale of
   fund shares                   (18.06)%                    (2.39)%                    5.23%
Without sales charge             (25.54)%                    (1.43)%                    7.71%
Return after taxes
   on distributions              (25.98)%                    (3.44)%                    5.05%
Return after taxes on
   distributions and sale of
   fund shares                   (15.41)%                    (1.49)%                    5.78%

                                                        CLASS B SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (29.37)%                    (1.74)%                    7.69%
Return after taxes
   on distributions              (29.80)%                    (3.77)%                    5.02%
Return after taxes on
   distributions and sale of
   fund shares                   (17.76)%                    (1.73)%                    5.76%
Without sales charge             (25.74)%                    (1.48)%                    7.69%
Return after taxes
   on distributions              (26.17)%                    (3.49)%                    5.02%
Return after taxes on
   distributions and sale of
   fund shares                   (15.54)%                    (1.52)%                    5.76%

                                                        CLASS C SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                (26.35)%                    (1.45)%                   7.70%
Return after taxes
   on distributions              (26.78)%                    (3.46)%                   5.04%
Return after taxes on
   distributions and sale of
   fund shares                   (15.91)%                    (1.50)%                    5.77%


                                        t



Without sales charge             (25.62)%                    (1.45)%                    7.70%
Return after taxes
   on distributions              (26.05)%                    (3.46)%                    5.04%
Return after taxes on
   distributions and sale of
   fund shares                   (15.46)%                    (1.50)%                    5.77%

                                                        CLASS Z SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
Return before taxes              (25.47)%                    (1.41)%                   7.72%
Return after taxes
   on distributions              (25.91)%                    (3.42)%                    5.06%
Return after taxes on
   distributions and sale of
   fund shares                   (15.37)%                    (1.47)%                    5.79%

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception on
    November 25, 2002. Prior to November 25, 2002, the Fund's Class Z shares were designated as
    Trust Shares of the Galaxy II Small Company Index Fund, the predecessor to the Fund. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees)
    between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


U.S. TREASURY INDEX FUND(3):


                                                        CLASS A SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                7.69%                        6.17%                     6.24%
Return after taxes
   on distributions              5.87%                        3.88%                     3.67%
Return after taxes on
   distributions and sale of
   fund shares                   4.68%                        3.76%                     3.66%
Without sales charge            13.08%                        7.21%                     6.76%
Return after taxes
   on distributions             11.16%                        4.88%                     4.18%
Return after taxes on
   distributions and sale of
   fund shares                   7.98%                        4.60%                     4.10%

                                                        CLASS B SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                7.81%                        6.85%                     6.73%
Return after taxes
   on distributions              6.00%                        4.52%                     4.16%
Return after taxes on
   distributions and sale of
   fund shares                   4.75%                        4.30%                     4.08%
Without sales charge            12.81%                        7.15%                     6.73%
Return after taxes
   on distributions             11.00%                        4.85%                     4.16%
Return after taxes on
   distributions and sale of
   fund shares                   7.82%                        4.57%                     4.08%


                                        u



                                                        CLASS C SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
With sales charge                11.86%                      7.16%                      6.74%
Return after taxes
   on distributions              10.03%                      4.86%                      4.16%
Return after taxes on
   distributions and sale of
   fund shares                    7.24%                      4.58%                      4.08%
Without sales charge             12.86%                      7.16%                      6.74%
Return after taxes
   on distributions              11.03%                      4.86%                      4.16%
Return after taxes on
   distributions and sale of
   fund shares                    7.85%                      4.58%                      4.08%

                                                        CLASS Z SHARES
                                 1 year                     5 years                  10 years
                                 ------                     -------                  --------
Return before taxes              13.28%                      7.24%                      6.78%
Return after taxes
   on distributions              11.32%                      4.91%                      4.19%
Return after taxes on
   distributions and sale of
   fund shares                    8.10%                      4.63%                      4.11%

(3) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception on
    November 25, 2002. Prior to November 25, 2002, the Fund's Class Z shares were designated as
    Trust Shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees)
    between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUNDS
State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT AUDITORS
Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, are the independent auditors for the Funds and were the independent auditors for the Predecessor Funds. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most Funds advised by the Advisor. "Funds" or "Liberty Funds" include each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI and Liberty Funds Trust VII. In certain cases, the discussion applies to some, but not all of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING
In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual Funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES
A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment objective; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS
Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

OTHER INVESTMENT COMPANIES
The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit quality.

STEP COUPON BONDS (STEPS)
The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
Supranational Obligations are issued by supranational entities and are generally designed to promote economic improvements. Banker's Acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Short-Term Corporate Obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

CERTIFICATES OF DEPOSITS are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. Time Deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part I of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of Funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS
To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Liberty's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES
Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain Funds for various public purposes, including the construction of a wide range of public facilities, the reFunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve Fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structureor possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS
The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain Funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Any cash collateral received by any of the Liberty Intermediate Tax Exempt Bond Fund, Liberty Massachusetts Intermediate Bond Fund, Liberty Connecticut Intermediate Bond Fund, Liberty New Jersey Municipal Bond Fund, Liberty New York Municipal Bond Fund, Liberty Rhode Island Municipal Bond Fund, Liberty Florida Municipal Bond Fund, Liberty Pennsylvania Municipal Bond Fund, Liberty Intermediate Government Income Fund, Liberty High Quality Bond Fund, Liberty Corporate Bond Fund, Liberty II Large Company Index Fund, Liberty II U.S. Treasury Index Fund and Liberty II Small Company Index Fund would be invested in high quality, short-term money market instruments. Loans by such Funds will generally be short-term, will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. When-issued and forward commitment transactions permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected.

Each of the Funds, including Liberty New Jersey Municipal Bond Fund, Liberty New York Municipal Bond Fund, and Liberty Rhode Island Municipal Bond Fund, may purchase or sell eligible securities on a "delayed settlement" basis. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future.

MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction. Successful use of mortgage dollar rolls may depend upon the advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

REITS
The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available Funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES
The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are generally issued by originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Fund may incur a loss.

ASSET-BACKED SECURITIES
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

CUSTODY RECEIPTS AND TRUST CERTIFICATES
Each Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt of trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS
A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate. Income on repurchase agreements is taxable.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate with its custodian liquid securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market Fund's ability to maintain a net asset value of $1.00 per share. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction. A closing purchase transaction involves the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid, even though, in economic terms, such gain may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the Fund's tax basis in the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would likely be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Funds involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where a Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)
The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

FOREIGN CURRENCY TRANSACTIONS
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

A Fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund will segregate with its custodian cash or other liquid assets equal in value to the market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

EUROPEAN CURRENCY UNIFICATION. Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

This change is likely to significantly impact the European capital markets in which certain of the Funds may invest and may result in such Funds facing additional risks in pursuing their investment objectives. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Funds' net asset values per share.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS
The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

For certain certificates of participation, a Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest, plus accrued interest. As to these instruments, each Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

STAND-BY COMMITMENTS
When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying municipal obligation. A stand-by commitment is a security independent of the municipal obligation to which it relates. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal obligations purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933, as amended ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


VARIABLE AND FLOATING RATE OBLIGATIONS
Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS
Pursuant to Guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit Fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS
Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS
Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS
Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS
Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS
American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES
The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual Funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.


FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.


Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

It is the policy of each Fund to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income retreated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income properly designated as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


Income from certain "private activity bonds" issued after August 7, 1986, are treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the Fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Under recently enacted Treasury regulations, if on a disposition of Fund shares a shareholder realizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and certificationmay be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.


EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing Fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing Fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

COUNSEL TO THE FUNDS
Ropes & Gray, located at One International Place, Boston, MA 02110, and Bell, Boyd & Lloyd LLC, located at Three First National Plaza, 70 West Madison Street, Chicago, IL 60602 serve as counsel to each of the Funds.

MANAGEMENT OF THE FUNDS

IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC.

The Advisor is the investment advisor to each of the Funds (except for Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Corporate Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Quality Bond Fund, Liberty Intermediate Government Income Fund, Liberty Intermediate Plus Tax-Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Newport Global Equity Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund, Liberty Newport International Equity Fund, Liberty Newport Asia Pacific Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund, Liberty Rhode Island Intermediate Municipal Bond Fund, Liberty Tax-Managed Value Fund, Liberty Large Company Index Fund, Liberty Small Company Index Fund and Liberty U.S. Treasury Index Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. ("NPMI"), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various funds in the Liberty family of funds. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston. The Advisor is the surviving company in these mergers and is now the investment advisor. The Advisor has been an investment advisor since 1969.


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS.)
The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.

                                                  YEAR FIRST                                         NUMBER OF
                                      POSITION    ELECTED OR                                       PORTFOLIOS IN
                                        WITH       APPOINTED                                       FUND COMPLEX        OTHER
             NAME, ADDRESS             LIBERTY        TO            PRINCIPAL OCCUPATION(S)          OVERSEEN      DIRECTORSHIPS
                AND AGE                 FUNDS       OFFICE           DURING PAST FIVE YEARS         BY TRUSTEE         HELD
             -------------           ---------    ----------        -----------------------        -------------   -------------
     DISINTERESTED TRUSTEES

     Douglas A. Hacker (Age 47)      Trustee         2000      Executive Vice President - Strategy      85           None
     P.O. Box 66100                                            of United Airlines (airline) since
     Chicago, IL 60666                                         December 2002 (formerly President
                                                               of UAL Loyalty Services (airline)
                                                               from September 2001 to December
                                                               2002; Executive Vice President;
                                                               and Chief Financial Officer of
                                                               United Airlines from March 1993 to
                                                               September 2001; Senior Vice
                                                               President and Chief Financial
                                                               Officer of UAL, Inc. prior
                                                               thereto).


     Janet Langford Kelly (Age 45)   Trustee         2000      Executive Vice President-Corporate       85           None
     One Kellogg Square                                        Development and Administration,
     Battle Creek, MI 49016                                    General Counsel and Secretary,
                                                               Kellogg Company (food
                                                               manufacturer), since September,
                                                               1999; Senior Vice President,
                                                               Secretary and General Counsel, Sara
                                                               Lee Corporation (branded, packaged,
                                                               consumer-products manufacturer)
                                                               from January 1995 to September
                                                               1999.

     Richard W. Lowry(4) (Age 67)    Trustee         1995      Private Investor since August, 1987      87           None
     10701 Charleston Drive                                    (formerly Chairman and Chief
     Vero Beach, FL 32963                                      Executive Officer, U.S. Plywood
                                                               Corporation (building products
                                                               manufacturer)).

                                                25



     Charles R. Nelson (Age 60)      Trustee         2000      Professor of Economics, University       120(2)         None
     Department of Economics                                   of Washington, since January, 1976;
     University of Washington                                  Ford and Louisa Van Voorhis
     Seattle, WA 98195                                         Professor of Political Economy,
                                                               University of Washington, since
                                                               September, 1993; Director,
                                                               Institute for Economic Research,
                                                               University of Washington, since
                                                               September, 2001; Adjunct Professor
                                                               of Statistics, University of
                                                               Washington, since September, 1980;
                                                               Associate Editor, Journal of Money
                                                               Credit and Banking, since
                                                               September, 1993; Trustee of the
                                                               Columbia Funds since July, 2002;
                                                               consultant on  econometric and
                                                               statistical matters.

     John J. Neuhauser  (Age 60)     Trustee         1985       Academic Vice President and Dean of     88(1),(4)    Saucony, Inc.
     84 College Road                                            Faculties since August, 1999,                        (athletic
     Chestnut Hill, MA 02467-3838                                Boston College (formerly Dean,                      footwear);
                                                                Boston College School of Management                  SkillSoft Corp.
                                                                from September, 1977 to September,                   (E-Learning)
                                                                1999).

     Thomas E. Stitzel (Age 67)      Trustee         1998       Business Consultant since 1999          85           None
     2208 Tawny Woods Place                                     (formerly Professor of Finance from
     Boise, ID  83706                                           1975 to 1999 and Dean from 1977 to
                                                                1991, College of Business, Boise
                                                                State University); Chartered
                                                                Financial Analyst.


                                                26


     DISINTERESTED TRUSTEES (CONT.)
     Thomas C. Theobald (Age 66)     Trustee         2000      Managing Director, William Blair         85           Anixter
     Suite 1300                                                Capital Partners (private equity                      International
     222 West Adams Street                                     investing) since September, 1994                      (network
     Chicago, IL 60606                                         (formerly Chief Executive Officer                     support
                                                               and Chairman of the Board of                          equipment
                                                               Directors, Continental Bank                           distributor),
                                                               Corporation).                                         Jones Lang
                                                                                                                     LaSalle (real
                                                                                                                     estate
                                                                                                                     management
                                                                                                                     services) and
                                                                                                                     MONY Group
                                                                                                                     (life
                                                                                                                     insurance).

     Anne-Lee Verville (Age 58)      Trustee         1998      Author and speaker on educational        86(1)        Chairman of the
     359 Stickney Hill Road                                    systems needs (formerly General                       Board of
     Hopkinton, NH  03229                                      Manager, Global Education Industry                    Directors,
                                                               from 1994 to 1997, and President,                     Enesco Group,
                                                               Applications Solutions Division                       Inc. (designer,
                                                               from 1991 to 1994, IBM Corporation                    importer and
                                                               (global education and global                          distributor of
                                                               applications)).                                       giftware and
                                                                                                                     collectibles).



     INTERESTED TRUSTEES

     William E. Mayer(3), (4)        Trustee         1994      Managing Partner, Park Avenue            87           Lee Enterprises
       (Age 63)                                                Equity Partners (private equity                       (print and on-
     399 Park Avenue                                           fund) since February, 1999                            line media), WR
     Suite 3204                                                (formerly Founding Partner,                           Hambrecht + Co.
     New York, NY 10022                                        Development Capital LLC from                          (financial
                                                               November 1996 to February, 1999;                      service
                                                               Dean and Professor, College of                        provider) and
                                                               Business and Management, University                   First Health
                                                               of (healthcare) Maryland from
                                                               October, 1992 to November, 1996).

     Joseph R. Palombo(3) (Age 50)   Trustee,        2000      Executive Vice President and Chief       85           None
     One Financial Center            Chairman                  Operating Officer of Columbia
     Boston, MA 02111                of the                    Management Group, Inc. (Columbia
                                     Board and                 Management) since December, 2001
                                     President                 and Director, Executive Vice
                                                               President and Chief Operating
                                                               Officer of the Advisor since April,
                                                               2003 (formerly Chief Operations
                                                               Officer of Mutual Funds, Liberty
                                                               Financial Companies, Inc. from
                                                               August, 2000 to November, 2001;
                                                               Executive Vice President of Stein
                                                               Roe & Farnham Incorporated (Stein
                                                               Roe) from April, 1999 to April,
                                                               2003; Director of Colonial
                                                               Management Associates, Inc.
                                                               (Colonial) from April, 1999 to
                                                               April, 2003; Director of Stein Roe
                                                               from September, 2000 to April,
                                                               2003) President of Liberty Funds
                                                               and Galaxy Funds since February,
                                                               2003 (formerly Vice President from
                                                               September 2002 to February 2003);
                                                               Manager of Stein Roe Floating Rate
                                                               Limited Liability Company since
                                                               October, 2000; Director of Columbia
                                                               Management Multi-Strategy Hedge
                                                               Fund, LLC since December, 2002
                                                               (formerly Vice President of the
                                                               Liberty Funds from April, 1999 to
                                                               August, 2000; Chief Operating
                                                               Officer and Chief Compliance
                                                               Officer, Putnam Mutual


                                                27


(1) In addition to serving as a disinterested trustee of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC which is advised by the Advisor.
(2) In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested director or trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
(4) In addition to serving as a trustee of the Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve a s a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the
    Advisor.


                                                           YEAR FIRST
                                             POSITION      ELECTED OR
               NAME, ADDRESS               WITH LIBERTY   APPOINTED TO                    PRINCIPAL OCCUPATION(S)
                 AND AGE                       FUNDS         OFFICE                       DURING PAST FIVE YEARS
Officers


Vicki L. Benjamin (Age 41)                 Chief              2001       Controller of the Liberty Funds and Liberty
One Financial Center                       Accounting                    All-Star Funds since May, 2002; Chief Accounting
Boston, MA 02111                           Officer and                   Officer of the Liberty Funds and Liberty All-Star
                                           Controller                    Funds since June, 2001; Controller and Chief
                                                                         Accounting Officer of the Galaxy Funds since
                                                                         September 2001 (formerly Vice President, Corporate
                                                                         Audit, State Street Bank and Trust Company from
                                                                         May, 1998 to April, 2001; Audit Manager from July,
                                                                         1994 to June, 1997; Senior Audit Manager from
                                                                         July, 1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)              Treasurer          2000       Treasurer of the Liberty Funds and of the Liberty
One Financial Center                                                     All-Star Funds since December, 2000; Vice
Boston, MA 02111                                                         President of the Advisor since April 2003
                                                                         (formerly Controller of the Liberty Funds and of
                                                                         the Liberty All-Star Funds from February, 1998 to
                                                                         October, 2000); Treasurer of the Galaxy Funds
                                                                         since September 2002; Treasurer, Columbia
                                                                         Management Multi-Strategy Hedge Fund, LLC since
                                                                         December 2002 (formerly Vice President from April,
                                                                         2000 to January, 2001; Vice President of the
                                                                         Advisor from February, 1998 to October, 2000;
                                                                         Senior Tax Manager, Coopers & Lybrand, LLP from
                                                                         April, 1996 to January, 1998).


TRUSTEE POSITIONS

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.


APPROVING THE INVESTMENT ADVISORY CONTRACT
In determining to approve the Funds' management agreements, the Trustees met with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel who will be providing services under those agreements. See "Managing the Fund" in the Funds' Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Predecessor Funds and the other Funds in the complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted by the Advisor to the Funds would be appropriate to fulfill effectively the Advisor's duties under the agreements. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreements.


The Trustees received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions to be effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment goals and policies.

The Trustees considered the scope of the services to be provided by the Advisor to the Funds under the agreements relative to services provided by third parties to other mutual Funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds would be consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Predecessor Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Predecessor Funds and the other Funds in the complex. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Predecessor Funds' total expenses and the reputation of the Funds' other service providers. See "Your Expenses" in the Funds' Prospectuses. The Trustees also considered information provided by third parties relating to the Predecessor Funds' investment performance relative to their performance benchmarks, relative to other similar Funds managed by the Advisor and relative to Funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Predecessor Funds' one, five and ten year calendar year periods and/or the life of the Funds, as applicable (See "Performance History" in the Funds' Prospectuses), as well as factors identified by the Advisor as contributing to the Predecessor Funds' performance. See the Predecessor Funds' most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of Funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused Funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity Funds, and for international or global Funds, as compared to Funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity Funds and focused Funds including state specific municipal Funds, require greater intensity of research and trading acumen than larger capitalization or more diversified Funds. See "The Fund" in the Funds' Prospectuses.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

GENERAL


Messrs. Lowry, Mayer and Neuhauser are also Trustees/Directors of the Liberty All-Star Funds. Mr. Nelson is a also a Trustee/Director of the Columbia Funds and CMG Funds.


The Trustees serve as trustees of all Funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 63 open-end and 9 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master Fund/feeder Fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master Fund/feeder Fund structure is to provide a mechanism to pool, in a single master Fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT
The Management Agreement (This Section Does Not Apply To Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Corporate Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Quality Plus Bond Fund, Liberty Intermediate Government Income Fund, Liberty Intermediate Tax Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Newport Global Equity Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund, Liberty Newport International Equity Fund, Liberty Newport Asia Pacific Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund, Liberty Rhode Island Intermediate Municipal Bond Fund, Liberty Tax-Managed Value Fund, Liberty Large Company Index Fund, Liberty Small Company Index Fund And Liberty U.S. Treasury Index Fund)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or Fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT
Administration Agreement (This Section Applies Only To Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Corporate Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Quality Plus Bond Fund, Liberty Intermediate Government Income Fund, Liberty Intermediate Tax Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Newport Global Equity Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund, Liberty Newport International Equity Fund, Liberty Newport Asia Pacific Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund, Liberty Rhode Island Intermediate Municipal Bond Fund, Liberty Tax-Managed Value Fund, Liberty Large Company Index Fund, Liberty Small Company Index Fund And Liberty U.S. Treasury Index Fund And Their Respective Trusts).

Under an Administration Agreement with each Fund named above, the Administrator, or the Advisor in its capacity as the Administrator, to such Fund, as applicable, has contracted to perform the following administrative services:

    (a) providing office space, equipment and clerical personnel;

    (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

    (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

    (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

    (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

    (f) maintaining certain books and records of each Fund.

With respect to Liberty Money Market Fund and Liberty Municipal Money Market Fund, the Administration Agreement for these Funds provides for the following services in addition to the services referenced above:

    (a) Monitoring compliance by the Fund with Rule 2a-7 under the 1940 Act and reporting to the Trustees from time to time with respect thereto; and

    (b) Monitoring the investments and operations of the following Portfolios:
        SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Liberty Municipal Money Market Fund is invested; and SR&F Cash Reserves Portfolio in which Liberty Money Market Fund is invested.

The Advisor/Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE PRICING AND BOOKKEEPING AGREEMENT
The Advisor/Administrator is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.

Under a pricing and bookkeeping agreement with each Fund, the Advisor/Administrator receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

    o from each Fund that is a stand-alone Fund or a master Fund in a master Fund/feeder Fund structure, an annual flat fee of $10,000, paid monthly;

    o from each Fund that is a feeder Fund in a master Fund/feeder Fund structure, an annual flat fee of $5,000, paid monthly; and

    o in any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

        [(number of stand-alone Funds and master Funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder Funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each Fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone Funds and feeder Funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each Fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PORTFOLIO TRANSACTIONS
THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY NEWPORT GLOBAL EQUITY FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds (except for the Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Corporate Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Quality Plus Bond Fund, Liberty Intermediate Government Income Fund, Liberty Intermediate Tax Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Newport Asia Pacific Fund, Liberty Newport Europe Fund, Liberty Newport Global Equity Fund, Liberty Newport Greater China Fund, Liberty Newport International Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Tiger Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund, Liberty Rhode Island Intermediate Municipal Bond Fund, Liberty Tax-Managed Value Fund, Liberty Large Company Index Fund, Liberty U.S. Treasury Index Fund or Liberty Small Company Index Fund each of which is administered by the Advisor). The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Liberty Newport Global Equity Fund, a series of Liberty Funds Trust IV, will use the trading facilities of Stein Roe, an affiliate of the Advisor, to place all orders for the purchase and sale of this Fund's portfolio securities, futures contracts and foreign currencies.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each Fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS
The Funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


PROXY VOTING POLICIES
The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Fund reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is for proposals given special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO are not held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnifications (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than those covered by the predetermined guidelines), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

In addition, if a portfolio manager or other party involved with a client of the Advisor or Fund account concludes that the interest of the client or Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person (or entity) that would create a potential conflict of interest.

The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, its functions include annual review of its Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and development and modification of voting guidelines and procedures as it deems appropriate or necessary.

The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.


DETERMINATION OF NET ASSET VALUE
Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport International Equity Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each Fund's investment advisor, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF LIBERTY MUNICIPAL MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)

Money market Funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market Fund's NAV per share at $1.00. When a money market Fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If Funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient Funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, G, J, S, T or Z shares. The Liberty money market Funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other Funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor and Crabbe Huson Group, Inc. may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after LFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic Funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, T, G, S and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual Fund advised by the Advisor and Crabbe Huson Group, Inc. in which you have a current balance of at least $5,000 into the same class of shares of up to four other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the trusts plan to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Liberty Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares; (ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this Statement of Additional Information are limited to an aggregate fee of not more than 0.00% for the Rhode Island Intermediate Municipal Bond Fund, 0.50% (on an annualized basis) of the average daily net asset value of the Class T shares of equity Funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond Funds (other than the Rhode Island Intermediate Municipal Bond Fund) beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:

                                                                              FOR THE FISCAL YEARS ENDED OCT OBER 31,:
                              FUND(1)                                      2001(2)            2000                 1999
                              -------                                      -------            ----                 ----

Liberty Connecticut Intermediate Municipal Bond Fund                  $  12,324          $      16                N/A
Liberty Corporate Bond Fund                                                 N/A                N/A                N/A

                                                                              OR THE FISCAL YEARS ENDED OCTOBER 31,:
                              FUND(1)                                      2001(2)            2000                 1999
                              -------                                      -------            ----                 ----
Liberty Florida Municipal Bond Fund                                         N/A                N/A                N/A
Liberty Quality Plus Bond Fund                                        $  52,592          $  50,775         $   59,319
Liberty Intermediate Government Income Fund                           $  72,351          $  66,775         $   87,475
Liberty Intermediate Tax Exempt Bond Fund                             $   5,968          $       1(3)             N/A
Liberty Massachusetts Intermediate Municipal Bond Fund                $  30,707          $     362(3)             N/A
Liberty New Jersey Intermediate Municipal Bond Fund                   $   4,963          $   1,054         $      960
Liberty New York Intermediate Municipal Bond Fund                     $  57,332(2)       $  58,189         $   66,562
Liberty Pennsylvania Intermediate Municipal Bond Fund                       N/A                N/A                N/A
Liberty Rhode Island Intermediate Municipal Bond Fund                 $       0          $       0(3)      $         0
Liberty Large Company Index Fund                                            N/A                N/A                N/A
Liberty U.S. Treasury Index Fund                                            N/A                N/A                N/A
Liberty Small Company Index Fund                                            N/A                N/A                N/A

----------------------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A shares of its predecessor Fund. Class T shares are a newer class of shares created as part of the Galaxy reorganization.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $0, $904, $3,025 and $14, respectively, for the Liberty Intermediate Government Income Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty
    Massachusetts Intermediate Municipal Bond Fund and Liberty Connecticut Intermediate Municipal Bond Fund.

(3) For the period from June 26, 2000 through October 31, 2000.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Liberty's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.


TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. IColumbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of Columbia Management prototype plans offered through LFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in Retirement Plans not sponsored by CTC, not including IRAs, may be subject to an annual fee of $20 unless the plan maintains an omnibus account with LFS. Participants in CTC sponsored prototype plans (other than
IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by LFD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic Funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION (Class A, B and Class T shares) Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of all shares (of any class) of Funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.  the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all shares (of any class) of Funds distributed by LFD held by the shareholder (except shares of any money market Fund, unless such shares were acquired by exchange from Class A or T shares of another Fund distributed by LFD other than a money market Fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A Fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all shares (of any class) of Funds distributed by LFD held by the shareholder on the date of the Statement in Funds (except shares of any money market Fund, unless such shares were acquired by exchange from Class A shares of another non-money market Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C, T or G shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of Funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and certain other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any Fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund distributed by LFD, may purchase Class A shares of any Fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.


EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any Funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain Funds may charge an annual 12b-1 distribution and service fee.


SPONSORED ARRANGEMENTS. Class A and Class T shares of certain Funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares of certain Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF INITIAL SALES CHARGES (CLASS A AND T SHARES)
Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:

o   Galaxy shareholders prior to December 1, 1995; and

o Shareholders who (i) purchased Galaxy Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

Class T initial share sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:

o   Galaxy shareholders prior to December 1, 1995;

o Shareholders who (i) purchased Galaxy Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and

o Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.


WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) CLASS A, B, C, T AND G SHARES. CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
    (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.


5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.


6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

CLASS G SHARES. CDSCs are not assessed on Class G shares in the following circumstances: (a) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code; (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age, (c) redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the aggregate net asset value of Class G shares held in the account is less than the minimum account size; (b) redemptions in connection with the combination of a Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (c) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (d) any redemption of Class G shares held by investors, provided the investor was the beneficial owner of shares of a Fund (or any of the other portfolios offered by Liberty or otherwise advised by Fleet or its affiliates) before December 1, 1995.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN (SWP). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (AVAILABLE ONLY ON THE CLASS A SHARES OF CERTAIN FUNDS) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient Funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES
The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond Fund and an equity Fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares (except for Class T shares of the Rhode Island Intermediate Municipal Bond Fund, which are currently not subject to a shareholder serving fee). Class G shares of a bond Fund and an equity Fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares.

Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

INFORMATION APPLICABLE TO CLASS T SHARES RECEIVED BY FORMER GALAXY FUND RETAIL A SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION

Unless otherwise noted, Class T shares received by former Galaxy Fund Retail A shareholders in connection with the Galaxy/Liberty reorganizations are subject to a 1% CDSC if the Retail A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Retail A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

CLASS T SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                              REALLOWANCE TO                  REALLOWANCE TO
                                                            DEALERS AS A % OF                DEALERS AS A % OF
                                                             OFFERING PRICE                   OFFERING PRICE
           AMOUNT OF TRANSACTION                          PER SHARE - BOND FUNDS         PER SHARE - EQUITY FUNDS
           ---------------------                          ----------------------         ------------------------
           Less than $50,000                                       4.25                            5.00
           $50,000 but less than $100,000                          3.75                            3.75
           $100,000 but less than $250,000                         2.75                            2.75
           $250,000 but less than $500,000                         2.00                            2.00
           $500,000 but less than $1,000,000                       1.75                            1.75
           $1,000,000 and over                                     0.00                            0.00

The appropriate reallowance to dealers will be paid by LFD to broker-dealer organizations which have entered into agreements with LFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Fleet's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION

The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:



                                                     % DEDUCTED WHEN
    HOLDING PERIOD AFTER PURCHASE                    SHARES ARE SOLD
    -----------------------------                    ---------------

    Through first year                                     5.00
    Through second year                                    4.00
    Through third year                                     3.00
    Through fourth year                                    3.00
    Through fifth year                                     2.00
    Through sixth year                                     1.00
    Longer than six years                                  None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy High Quality Bond Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:


                                                       % DEDUCTED WHEN
       HOLDING PERIOD AFTER PURCHASE                    SHARES ARE SOLD
       -----------------------------                    ---------------

       Through first year                                  5.50
       Through second year                                 5.00
       Through third year                                  4.00
       Through fourth year                                 3.00
       Through fifth year                                  2.00
       Through sixth year                                  1.00
       Through the seventh year                            None
       Longer than seven years                             None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class B shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from LFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares Purchased after the Galaxy/Liberty Reorganization". The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to LFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares.

Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow LFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most Funds that pay daily dividends will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that Fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Funds. Class G shares may be exchanged for Class B shares of the other Funds. Class T and Class G shares, once exchanged for Class A or Class B shares, respectively, cannot be re-exchanged for Class T or Class G shares. The prospectus of each Fund describes its investment goals and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other Funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end Funds generally may exchange their shares at NAV for the same class of shares of the Fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Fund incurring financial loss on account of another Fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD

MONEY MARKET. A money market Fund's yield and effective yield is computed in accordance with the SEC's formula for money market Fund yields.

NON-MONEY MARKET. The yield for each class of shares of a Fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the Fund that were entitled to dividends during the period and the maximum offering price of the Fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a Fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). The Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The Fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual Funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS

                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond Funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

    Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

    Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond Funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a Fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    Prime-1  Highest Quality
    Prime-2  Higher Quality
    Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II
                                DECEMBER 31, 2002
       SOURCE CATEGORY                                                RETURN(%)

                                                                   Total Return

CREDIT SUISSE FIRST BOSTON
              CSFB High Yield Index                                     3.11
              CSFB Leveraged Loan Index                                 1.11

LEHMAN BROTHERS:
              Lehman General Obligation Index                           9.19
              Lehman Quality Intermediate Muni Bond Index               9.23
              Lehman 3-15 Year Blend                                    9.66

LIPPER, INC.
              AMEX Composite Index P                                   -2.74
              AMEX Computer Tech IX P                                 -34.32
              AMEX Institutional IX P                                 -24.34
              AMEX Major Market IX P                                  -14.37
              Bse Sensex Index                                          3.52
              CAC 40: FFR IX P                                        -33.75
              CD Rate 1 Month Index Tr                                  1.73
              CD Rate 3 Month Index Tr                                  1.74
              CD Rate 6 Month Index Tr                                  1.81
              Consumer Price Index                                      2.38
              DAX:DM IX TR                                            -43.94
              Dow Jones 65 Comp Av P                                  -17.88
              Dow Jones Ind Average P                                 -16.76
              Dow Jones Ind Dly Reinv                                 -15.01
              Dow Jones Ind Mth Reinv                                 -15.04
              Dow Jones Trans Av P                                    -12.50
              Dow Jones Trans Av Tr                                   -11.48
              Dow Jones Util Av P                                     -26.79
              Dow Jones Util Av Tr                                    -23.38
              Ft/S&P Act Wld Ex US IX                                 -16.63
              Jakarta Composite Index                                   8.39
              Jasdaq Index:Yen P                                      -18.45
              Lehman 1-3 Govt/Cred Tr                                   6.28
              Lehman 1-3 Govt/Credit P                                  1.12
              Lehman Aggregate Bd P                                     4.39
              Lehman Aggregate Bd Tr                                   10.25
              Lehman Cr Bd Int P                                        3.35
              Lehman Cr Bd Int Tr                                      10.14
              Lehman Govt Bd Int P                                      4.32
              Lehman Govt Bd Int Tr                                     9.64
              Lehman Govt Bd Long P                                    10.20
              Lehman Govt Bd Long Tr                                   16.99

              Lehman Govt Bd P                                          5.82
              Lehman Govt Bd Tr                                        11.50
              Lehman Govt/Cr Bd P                                       4.77
              Lehman Govt/Cr Bd Tr                                     11.04
              Lehman Govt/Cr Int P                                      3.86
              Lehman Govt/Cr Int Tr                                     9.84
              Lehman High Yield P                                     -10.17
              Lehman High Yield Tr                                     -1.41
              Lehman Muni 10 Yr IX P                                    5.02
              Lehman Muni 10 Yr IX Tr                                  10.17
              Lehman Muni 3 Yr IX P                                     1.68
              Lehman Muni 3 Yr IX Tr                                    6.72
              Lehman Muni 5 Yr IX Tr                                    9.27
              Lehman Muni Bond IX P                                     4.34
              Lehman Muni Bond IX Tr                                    9.60
              ML 10+ Yr Treasury IX Tr                                 16.77
              ML 100 Tech IX TR                                       -41.54
              ML 10Yr Strip TR Ix                                      21.00
              ML 1-10 YR CORP BD IX P                                   2.96
              ML 1-10 YR CORP BD IX TR                                  9.82
              ML 1-3 Yr Muni IX P                                       0.50
              ML 1-3 Yr Muni IX Tr                                      4.96
              ML 1-3 Yr Treasury IX P                                   0.98
              ML 1-3 Yr Treasury IX Tr                                  5.76
              ML 1-5 Yr Gv/Cp Bd IX P                                   2.43
              ML 1-5 Yr Gv/Cp Bd IX Tr                                  7.91
              ML 15 Yr Mortgage IX P                                    4.02
              ML 15 Yr Mortgage IX Tr                                   9.28
              ML 1-5 Yr Treasury IX P                                   2.39
              ML 1-5 Yr Treasury IX Tr                                  7.47
              ML 15+ Yr Treasury IX TR                                 17.08
              ML 15Yr Strip TR IX                                      22.27
              ML 20Yr Strip TR IX                                      20.76
              ML 25Yr Strip TR IX                                      21.22
              ML 3 MO T-Bill IX Tr                                      1.78
              ML 3-5 Yr Govt IX P                                       5.57
              ML 3-5 Yr Govt IX Tr                                     11.22
              ML 3-7 Yr Muni IX Tr                                     10.10
              ML 5-10Yr Treasury IX TR                                 13.76
              ML 5Yr strip TR IX                                       14.63
              ML 7-12 YR MUNI IX P                                      6.20
              ML 7-12 YR MUNI IX TR                                    11.46
              ML ALL CV EX ID IX                                       -3.87
              ML AUS GOVT IX TR                                        -9.39
              ML AUSTRIAN GOVT P                                       23.77
              ML AUSTRIAN GOVT TR                                      29.83
              ML BELGIAN GOVERNMENTS P                                 23.19
              ML BELGIAN GOVTS TR                                      30.24
              ML Corp Master Index P                                    3.07
              ML Corp Master Index Tr                                  10.17
              ML CV BD SPEC QUAL IX P                                  -5.39

              ML CV BD SPEC QUAL IX TR                                 -1.73
              ML DANISH GOVTS P                                        22.19
              ML DANISH GOVTS TR                                       29.37
              ML DUTCH GOVERNMENTS P                                   22.86
              ML DUTCH GOVTS TR                                        29.52
              ML EM BRADY BD IX                                         7.36
              ML EM EUR/MIDEAST AFR P                                  13.44
              ML EM EUR/MIDEAST AFR TR                                 22.81
              ML EM LATIN AMERICA P IX                                 -3.79
              ML EM LATIN AMERICA TR                                    5.89
              ML EMG MKT ASIA P IX                                      7.49
              ML EMG MKT ASIA TR IX                                    17.64
              ML EMG MKT EU ME AFR P                                   16.18
              ML EMG MKT EU ME AFR TR                                  26.45
              ML EMG MKT LATIN AM P IX                                 -8.23
              ML EMG MKT LATIN AM TR                                    2.18
              ML EMU BROAD MARKET TR                                   28.84
              ML EMU BROAD MKT P IX                                    22.41
              ML EMU DIRECT GOVTS P IX                                 22.83
              ML EMU DIRECT GOVTS TR                                   29.39
              ML EURO HIGH YIELD P IX                                   1.97
              ML EURO HIGH YIELD TR IX                                 12.01
              ML FINNISH GOVTS P IX                                    22.65
              ML FINNISH GOVTS TR  IX                                  29.51
              ML FRENCH GOVTS P IX                                     24.84
              ML FRENCH GOVTS TR IX                                    31.56
              ML GERMAN FED GOVTS P                                    22.68
              ML GERMAN FED GOVTS TR                                   28.83
              ML GLBL BOND INDEX TR IX                                 16.06
              ML Glbl Govt Bond Inx P                                  12.11
              ML Glbl Govt Bond Inx Tr                                 17.05
              ML Glbl Gv Bond IX II P                                  14.26
              ML Glbl Gv Bond IX II Tr                                 19.54
              ML GLBL GVT BND IX II TR                                 22.67
              ML GLOBAL BOND IX P                                      10.36
              ML GLOBAL EM SOV P IX                                    -1.87
              ML GLOBAL EM SOV TR IX                                   13.29
              ML GLOBAL HIGH YIELD P I                                -10.43
              ML GLOBAL HIGH YIELD TR                                  -1.90
              ML Gov/ Corp Master IX T                                 10.95
              ML Govt Master Index P                                    5.58
              ML Govt Master Index Tr                                  11.30
              ML Govt/Corp Master IX P                                  4.71
              ML HIGH YLD MASTER 2  P                                 -10.41
              ML HIGH YLD MASTER 2  TR                                 -1.89
              ML High Yld Master IX P                                 -10.03
              ML High Yld Master IX Tr                                 -1.14
              ML ITALIAN GOVTS P IX                                    22.67
              ML ITALIAN GOVTS TR IX                                   29.35
              ML JPN GOVT IX TR                                        76.13
              ML LA  BRADY BD IX                                        0.34

              ML Master Muni IX Tr                                     10.73
              ML Mortgage Master IX P                                   4.10
              ML Mortgage Master IX Tr                                  9.41
              ML MUNI 22-52 yr DUR TR                                  10.70
              ML Muni 7-12 Dur TR IX                                   11.46
              ML Norwegian Govts P IX                                  32.82
              ML Norwegian Govts TR IX                                 40.99
              ML PAN-EURO GOVT IX                                      28.58
              ML Portugese Govts P IX                                  23.40
              ML Portugese Govts TR IX                                 29.79
              ML Spanish Govts P IX                                    23.28
              ML Spanish Govts TR IX                                   29.91
              ML Sterling Hi Yld P IX                                 -10.79
              ML Sterling Hi Yld TR IX                                 -2.56
              ML Swedish Govts P IX                                    24.74
              ML Swedish Govts TR IX                                   31.82
              ML Swiss Govts P IX                                      29.74
              ML Swiss Govts TR IX                                     34.73
              ML Treasury Master IX P                                   5.72
              ML Treasury Master IX Tr                                 11.57
              ML UK Gilts P IX                                         14.79
              ML UK Gilts TR IX                                        21.87
              ML US CP/GV 10+ YR IX P                                   7.69
              ML US CP/GV 10+ YR IX TR                                 14.96
              ML US DOM MASTER  IX P                                    4.49
              ML US DOM MASTER  IX TR                                  10.41
              MSCI AC Americas Free GD                                -22.32
              MSCI AC Americas Free ID                                -23.61
              MSCI AC ASIA FR DGD                                      -9.74
              MSCI AC ASIA FR DND                                      -9.91
              MSCI AC Asia Fr-Ja IX GD                                 -8.33
              MSCI AC Asia Fr-Ja IX ID                                -10.19
              MSCI AC ASIA PAC FR DGD                                  -8.34
              MSCI AC ASIA PAC FR DND                                  -8.62
              MSCI AC ASIA PAC FR P IX                                 -9.78
              MSCI AC Asia Pac Fr-J GD                                 -5.11
              MSCI AC Asia Pac FR-J IX                                 -7.57
              MSCI AC Asia Pac Fr-J ND                                 -5.57
              MSCI AC Europe IX GD                                    -17.85
              MSCI AC Europe IX ID                                    -19.86
              MSCI AC Fe Free IX GD                                    -9.96
              MSCI AC Fe Free IX ID                                   -11.07
              MSCI AC Fe Fr-Ja IX GD                                   -9.23
              MSCI AC Fe Fr-Ja IX ID                                  -11.05
              MSCI AC FE FR-JA IX ND                                   -9.37
              MSCI AC Pac Fr-Jpn IX GD                                 -5.50
              MSCI AC Pac Fr-Jpn IX ID                                 -7.96
              MSCI AC Pacific FR IX ID                                 -9.93
              MSCI AC WLD FR VAL IX GD                                -18.95
              MSCI AC WLD FR-US GR DGD                                -14.73
              MSCI AC World Free IX GD                                -18.98

              MSCI AC World Free Ix ID                                -20.51
              MSCI AC World Free IX ND                                -19.32
              MSCI AC World Fr-USA GD                                 -14.67
              MSCI AC World Fr-USA ID                                 -16.53
              MSCI AC WRLD FR GR DGD                                  -19.07
              MSCI AC Wrld Fr-Ja IX GD                                -19.78
              MSCI AC Wrld Fr-Ja IX ID                                -21.37
              MSCI AC WRLD FR-US V DGD                                -14.63
              MSCI Argentina IX GD                                    -50.55
              MSCI Argentina IX ID                                    -50.99
              MSCI Australia IX GD                                     -0.28
              MSCI Australia IX ID                                     -3.76
              MSCI Australia IX ND                                     -1.34
              MSCI Austria IX GD                                       17.28
              MSCI Austria IX ID                                       14.36
              MSCI Austria IX ND                                       16.55
              MSCI Belgium IX GD                                      -14.23
              MSCI Belgium IX ID                                      -17.15
              MSCI Belgium IX ND                                      -14.97
              MSCI BRAZIL FREE IX GD                                  -30.65
              MSCI BRAZIL FREE IX ID                                  -33.78
              MSCI Canada IX GD                                       -12.78
              MSCI Canada IX ID                                       -14.38
              MSCI Canada IX ND                                       -13.19
              MSCI Chile IX GD                                        -19.81
              MSCI Chile IX ID                                        -21.66
              MSCI China ID GD                                        -14.05
              MSCI China IX ID                                        -16.17
              MSCI China IX ND                                        -14.04
              MSCI Colombia IX GD                                      25.36
              MSCI Colombia IX ID                                      18.26
              MSCI Czech Rep IX GD                                     44.16
              MSCI Czech Rep IX ID                                     40.86
              MSCI Denmark IX GD                                      -15.63
              MSCI Denmark IX ID                                      -17.03
              MSCI Denmark IX ND                                      -16.03
              MSCI EAFE - JAPAN IX ND                                 -17.39
              MSCI EAFE - UK IX GD                                    -15.98
              MSCI EAFE - UK IX ID                                    -17.58
              MSCI EAFE - UK IX ND                                    -16.36
              MSCI EAFE + Canada IX GD                                -15.51
              MSCI EAFE + Canada IX ID                                -17.36
              MSCI EAFE + Canada IX ND                                -15.80
              MSCI EAFE + EMF IX GD                                   -14.76
              MSCI EAFE + EMF IX ID                                   -16.63
              MSCI EAFE Fr IX ID                                      -17.52
              MSCI EAFE Fr IX ND                                      -15.94
              MSCI EAFE GDP Wt IX GD                                  -15.57
              MSCI EAFE GDP Wt IX ID                                  -17.30
              MSCI EAFE GDP Wt IX ND                                  -15.90
              MSCI EAFE GROWTH IX GD                                  -15.76

              MSCI EAFE GROWTH IX ID                                  -17.49
              MSCI EAFE GROWTH IX ND                                  -16.02
              MSCI EAFE IX GD                                         -15.66
              MSCI EAFE IX ID                                         -17.52
              MSCI EAFE IX ND                                         -15.94
              MSCI EAFE SM CAP IX ID                                   -9.58
              MSCI EAFE VALUE IX GD                                   -15.60
              MSCI EAFE VALUE IX ID                                   -17.59
              MSCI EAFE VALUE IX ND                                   -15.91
              MSCI EASEA IX GD                                        -17.08
              MSCI EASEA IX ID                                        -19.19
              MSCI EASEA IX ND                                        -17.39
              MSCI Em Eur/Mid East GD                                  -7.88
              MSCI Em Eur/Mid East ID                                  -9.07
              MSCI Em Europe IX GD                                      4.51
              MSCI Em Europe IX ID                                      2.88
              MSCI EMF Asia IX GD                                      -4.75
              MSCI EMF Asia IX ID                                      -6.25
              MSCI EMF Far East IX GD                                  -5.75
              MSCI EMF Far East IX ID                                  -7.14
              MSCI EMF Growth IX ID                                    -9.37
              MSCI EMF IX DND                                          -6.17
              MSCI EMF IX GD                                           -6.00
              MSCI EMF IX ID                                           -7.97
              MSCI EMF Latin Am IX GD                                 -22.45
              MSCI EMF Latin Am IX ID                                 -24.79
              MSCI EMF Latin Am IX ND                                 -22.50
              MSCI EMF Value IX ID                                     -6.52
              MSCI EURO UNION GR IX GD                                -20.09
              MSCI Europe - UK IX GD                                  -19.87
              MSCI Europe - UK IX ID                                  -21.56
              MSCI Europe - UK IX ND                                  -20.30
              MSCI Europe GDP Wt IX ID                                -20.11
              MSCI Europe Growth ND                                   -18.54
              MSCI Europe IX GD                                       -18.09
              MSCI Europe IX ID                                       -21.11
              MSCI Europe IX ND                                       -18.38
              MSCI European Union GD                                  -19.10
              MSCI European Union ID                                  -21.23
              MSCI EUROPEAN VL IX GD                                  -17.98
              MSCI Far East Free IX ID                                -11.88
              MSCI Far East IX GD                                     -10.82
              MSCI Far East IX ID                                     -11.88
              MSCI Far East IX ND                                     -10.97
              MSCI Finland IX GD                                      -29.94
              MSCI Finland IX ID                                      -31.23
              MSCI Finland IX ND                                      -30.31
              MSCI France IX GD                                       -20.83
              MSCI France IX ID                                       -22.21
              MSCI France IX ND                                       -21.18
              MSCI Germany IX GD                                      -32.90

              MSCI Germany IX ID                                      -34.06
              MSCI Germany IX ND                                      -33.18
              MSCI Greece IX GD                                       -25.26
              MSCI Greece IX ID                                       -28.18
              MSCI Hong Kong IX GD                                    -17.79
              MSCI Hong Kong IX ID                                    -20.63
              MSCI Hongkong IX ND                                     -17.79
              MSCI Hungary IX GD                                       30.69
              MSCI Hungary IX ID                                       28.88
              MSCI India IX GD                                          8.37
              MSCI India IX ID                                          5.93
              MSCI Indonesia FR IX GD                                  42.82
              MSCI Indonesia FR IX ID                                  38.10
              MSCI Ireland IX ID                                      -28.07
              MSCI Israel Dom IX ID                                   -12.42
              MSCI Israel IX ID                                       -31.55
              MSCI Israel Non Dom Ixid                                -66.63
              MSCI Italy IX GD                                         -6.32
              MSCI Italy IX ID                                        -10.00
              MSCI Italy IX ND                                         -7.33
              MSCI JAPAN GROWTH IX GD                                 -11.06
              MSCI Japan IX GD                                        -10.11
              MSCI Japan IX ID                                        -10.96
              MSCI Japan IX ND                                        -10.28
              MSCI Japan Sm Cap IX ND                                  -5.18
              MSCI JAPAN VALUE IX GD                                   -8.96
              MSCI Jordan IX GD                                         4.52
              MSCI Jordan IX ID                                         2.53
              MSCI Kokusai IX GD                                      -20.43
              MSCI Kokusai IX ID                                      -22.01
              MSCI Kokusai IX ND                                      -20.79
              MSCI Korea IX GD                                          8.62
              MSCI Korea IX ID                                          7.43
              MSCI Malaysia Free Ix GD                                 -0.66
              MSCI Malaysia Free IX ID                                 -2.66
              MSCI Mexico Free IX GD                                  -13.31
              MSCI Mexico Free IX ID                                  -15.04
              MSCI N American G IX ID                                 -23.51
              MSCI N American Vl IX ID                                -23.83
              MSCI Netherland IX GD                                   -20.26
              MSCI Netherland IX ID                                   -22.53
              MSCI Netherland IX ND                                   -20.83
              MSCI New Zealand IX GD                                   26.09
              MSCI New Zealand IX ID                                   20.03
              MSCI New Zealand IX ND                                   24.24
              MSCI Nordic IX GD                                       -25.42
              MSCI Nordic IX ID                                       -26.90
              MSCI Nordic IX ND                                       -25.84
              MSCI Norway IX GD                                        -6.67
              MSCI Norway IX ID                                        -9.02
              MSCI Norway IX ND                                        -7.26

              MSCI Nth Amer IX GD                                     -22.35
              MSCI Nth Amer IX ID                                     -23.62
              MSCI Nth Amer IX ND                                     -22.73
              MSCI Pac - Japan IX GD                                   -5.78
              MSCI Pac - Japan IX ID                                   -9.00
              MSCI Pac - Japan IX ND                                   -6.42
              MSCI PAC FREE GR IX GD                                   -9.20
              MSCI PAC FREE VL IX GD                                   -8.77
              MSCI PAC FR-JPN GR IX GD                                 -3.34
              MSCI PAC FR-JPN VL IX GD                                 -8.04
              MSCI Pacific Free Ix GD                                  -9.01
              MSCI Pacific Free IX ID                                 -10.43
              MSCI Pacific Fr-Jpn ID                                   -9.00
              MSCI Pacific IX GD                                       -9.01
              MSCI Pacific IX ID                                      -10.43
              MSCI Pacific IX ND                                       -9.29
              MSCI Pakistan IX GD                                     153.95
              MSCI Pakistan IX ID                                     122.38
              MSCI Peru IX GD                                          29.11
              MSCI Peru IX ID                                          25.42
              MSCI Philippines FR DG                                  -28.98
              MSCI Philippines FR GD                                  -30.48
              MSCI Portugal IX GD                                     -13.19
              MSCI Portugal IX ID                                     -15.48
              MSCI Russia IX GD                                        15.71
              MSCI Russia IX ID                                        13.87
              MSCI Singapore Fr IX GD                                 -11.05
              MSCI Singapore Fr IX ID                                 -13.09
              MSCI South Africa IX GD                                  27.99
              MSCI South Africa IX ID                                  23.26
              MSCI Spain IX GD                                        -14.93
              MSCI Spain IX ID                                        -16.88
              MSCI Spain IX ND                                        -15.29
              MSCI Sri Lanka IX GD                                     34.64
              MSCI Sri Lanka IX ID                                     29.76
              MSCI Sweden IX GD                                       -30.07
              MSCI Sweden IX ID                                       -31.47
              MSCI Sweden IX ND                                       -30.49
              MSCI Swtzrlnd IX GD                                      -9.96
              MSCI Swtzrlnd IX ID                                     -10.95
              MSCI Swtzrlnd IX ND                                     -10.31
              MSCI Taiwan IX GD                                       -24.45
              MSCI Taiwan IX ID                                       -25.38
              MSCI Thailand Free IX GD                                 27.59
              MSCI Thailand Free IX ID                                 24.32
              MSCI Turkey IX GD                                       -35.70
              MSCI Turkey IX ID                                       -36.49
              MSCI UK IX GD                                           -15.23
              MSCI UK IX ID                                           -17.77
              MSCI UK IX ND                                           -15.23
              MSCI USA IX GD                                          -22.71

              MSCI USA IX ID                                          -23.97
              MSCI USA IX ND                                          -23.09
              MSCI Venezuela IX GD                                    -15.82
              MSCI Venezuela IX ID                                    -18.57
              MSCI World - UK IX GD                                   -20.07
              MSCI World - UK IX ID                                   -21.46
              MSCI World - UK IX ND                                   -20.45
              MSCI World - USA IX GD                                  -15.51
              MSCI World - USA IX ID                                  -17.36
              MSCI World - USA IX ND                                  -15.80
              MSCI World Free IX ND                                   -19.89
              MSCI World GDP Wt IX ID                                 -20.26
              MSCI WORLD GROWTH IX ID                                 -20.93
              MSCI World IX Free ID                                   -21.06
              MSCI World IX GD                                        -19.54
              MSCI World IX ID                                        -21.06
              MSCI World IX ND                                        -19.89
              MSCI WORLD IX SC DGD IX                                 -15.69
              MSCI WORLD IX SC DND IX                                 -16.01
              MSCI WORLD IX VALUE                                     -19.55
              MSCI WORLD VALUE IX ID                                  -21.25
              MSCI WORLD-USA GR IX GD                                 -15.46
              MSCI World-USA VL IX GD                                 -15.59
              MSCI Wrld - Austrl IX GD                                -19.85
              MSCI Wrld - Austrl IX ID                                -21.33
              MSCI Wrld - Austrl IX ND                                -20.18
              MSCI WRLD CON DISC ID                                   -23.19
              MSCI WRLD CON STAPLES ID                                 -4.82
              MSCI WRLD ENERGY ID                                      -8.38
              MSCI WRLD EX USA SC GD                                   -7.05
              MSCI WRLD EX USA SC ID                                   -9.11
              MSCI WRLD EX USA SC ND                                   -7.42
              MSCI WRLD FINANCIALS GD                                 -15.93
              MSCI WRLD FINANCIALS ID                                 -18.00
              MSCI WRLD FREE GR DGD IX                                -19.61
              MSCI WRLD HEALTHCARE GD                                 -17.68
              MSCI WRLD HEALTHCARE ID                                 -18.88
              MSCI WRLD INDUSTRIALS ID                                -23.53
              MSCI WRLD INFO TECH GD                                  -38.58
              MSCI WRLD INFO TECH ID                                  -38.80
              MSCI WRLD MATERIALS ID                                   -6.34
              MSCI WRLD TECH HDWR GD                                  -40.52
              MSCI WRLD TECH HDWR ID                                  -40.78
              MSCI WRLD TELECOM GD                                    -28.54
              MSCI WRLD TELECOM ID                                    -30.37
              MSCI WRLD UTILITIES ID                                  -18.63
              NASDAQ 100 IX P                                         -37.58
              NASDAQ Bank IX P                                          4.52
              NASDAQ Composite IX P                                   -31.53
              NASDAQ Industrial IX P                                  -25.88
              NASDAQ Insurance IX P                                    -1.84

              NASDAQ Natl Mkt Cmp IX                                  -31.71
              NASDAQ Natl Mkt Ind IX                                  -26.05
              NASDAQ Transport IX P                                     0.99
              Nikkei 225 Avg:Yen P                                    -18.63
              NYSE Composite P                                        -19.83
              NYSE Finance IX P                                       -14.02
              NYSE Industrials IX P                                   -20.63
              NYSE Transportation IX                                   -9.80
              NYSE Utilities IX P                                     -29.34
              Philippines Composite IX                                   N/A
              PSE Technology IX P                                     -33.33
              Russell 1000 Grow Ix                                    -28.58
              Russell 1000 Grow IX Tr                                 -27.88
              Russell 1000 IX P                                       -22.94
              Russell 1000 IX Tr                                      -21.65
              Russell 1000 Value Ix                                   -17.48
              Russell 1000 Value IX Tr                                -15.52
              Russell 2000 Grow Ix                                    -30.69
              Russell 2000 Grow IX Tr                                 -30.26
              Russell 2000 IX P                                       -21.58
              Russell 2000 IX Tr                                      -20.48
              Russell 2000 Value Ix                                   -13.24
              Russell 2000 Value IX Tr                                -11.43
              RUSSELL 2500 GROW IX P                                  -29.45
              RUSSELL 2500 GROW IX TR                                 -29.09
              RUSSELL 2500 IX P                                       -18.99
              RUSSELL 2500 IX TR                                      -17.80
              RUSSELL 2500 VALUE IX P                                 -11.77
              RUSSELL 2500 VALUE IX TR                                 -9.87
              RUSSELL 3000 GROW IX P                                  -28.71
              RUSSELL 3000 GROW IX TR                                 -28.03
              Russell 3000 IX P                                       -22.81
              Russell 3000 IX Tr                                      -21.54
              RUSSELL 3000 VALUE IX P                                 -17.13
              RUSSELL 3000 VALUE IX TR                                -15.18
              RUSSELL MDCP VALUE IX P                                 -11.68
              RUSSELL MDCP VALUE IX TR                                 -9.64
              Russell Midcap G IX TR                                  -27.41
              RUSSELL MIDCAP GR IX P                                  -27.67
              RUSSELL MIDCAP IX P                                     -17.47
              RUSSELL MIDCAP IX TR                                    -16.19
              RUSSELL SMCP CMPT GRO P                                 -30.24
              RUSSELL SMCP CMPT GRO TR                                -29.95
              RUSSELL SMCP CMPT IX P                                  -21.30
              RUSSELL SMCP CMPT IX TR                                 -20.23
              RUSSELL SMCP CMPT VAL IX                                -11.54
              RUSSELL SMCP CMPT VAL P                                 -13.39
              RUSSELL TOP 200 GRO IX P                                -28.76
              RUSSELL TOP 200 GROW  IX                                -27.98
              RUSSELL TOP 200 IX P                                    -24.64
              RUSSELL TOP 200 IX TR                                   -23.36

              RUSSELL TOP 200 VAL IX P                                -19.93
              RUSSELL TOP 200 VALUE IX                                -18.02
              S & P 100 Index TR                                      -23.88
              S & P 1500 HC IX P                                      -20.01
              S & P 500 Daily Reinv                                   -22.10
              S & P 500 Index P                                       -23.37
              S & P 500 Mnthly Reinv                                  -22.09
              S & P 500/BARRA G IX TR                                 -23.59
              S & P 500/BARRA V IX TR                                 -20.85
              S & P 600 Index P                                       -15.32
              S & P 600 Index Tr                                      -14.63
              S & P Financial IX P                                    -16.42
              S & P Financial IX Tr                                   -14.64
              S & P Industrial IX Tr                                  -26.34
              S & P Industrials P                                     -24.55
              S & P MC 400/BARRA G TR                                 -19.17
              S & P MC 400/BARRA V TR                                 -10.10
              S & P Midcap 400 IX P                                   -15.45
              S & P Midcap 400 IX Tr                                  -14.51
              S & P Reit Equity Index                                  -2.93
              S & P SC 600/BARRA G TR                                 -15.36
              S & P SC 600/BARRA V TR                                 -14.47
              S & P Transport Index P                                 -13.72
              S & P Utility Index P                                   -32.99
              S & P Utility Index Tr                                  -29.99
              SB Cr-Hdg Nn-US Wd IX Tr                                  6.85
              SB Cr-Hdg Wd Gv Bd IX Tr                                  7.97
              SB Non-US Wd Gv Bd IX Tr                                 21.99
              SB Wd Gv Bd:Austrl IX Tr                                 20.50
              SB Wd Gv Bd:Germny IX Tr                                 28.52
              SB Wd Gv Bd:Japan IX Tr                                  13.96
              SB Wd Gv Bd:UK IX Tr                                     21.09
              SB Wd Gv Bd:US IX Tr                                     11.64
              SB World Govt Bond IX Tr                                 19.49
              Straits Times Index                                     -17.40
              SWISS PERF:SFR IX TR                                    -25.95
              TAIWAN SE:T$ IX P                                       -22.78
              T-Bill 1 Year Index Tr                                    1.63
              T-BILL 3 MO DAILY TR  IX                                  3.29
              T-Bill 3 Month Index Tr                                   1.59
              T-Bill 6 Month Index Tr                                   1.66
              Thailand Set Index                                       17.32
              TOKYO 2ND SCT:YEN IX P                                  -12.79
              TOKYO SE(TOPIX):YEN IX P                                -18.30
              TORONTO 300:C$ IX P                                     -13.97
              TORONTO SE 35:C$ IX P                                   -18.93
              Value Line Cmp IX-Arth                                  -17.11
              Value Line Cmp IX-Geom                                  -28.57
              Value Line Industrl IX                                  -29.78
              Value Line Railroad IX                                   -8.98
              Value Line Utilties IX                                  -31.60

MERRILL LYNCH:
              ML Intermediate BB Index                                 -2.39
              ML U.S. High Yield Cash Pay Index                        -1.14

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
              Real Estate Investment Trust Index                        3.81

SALOMON SMITH BARNEY:
              SSB World Ex U.S. Cap Range $2-$10 Billion               -9.18
              SSB EMI Global Ex U.S.                                   -6.89
              Salomon 30 Year Benchmark                                16.16
              SBGI Bond U.S. Treasury Index                            11.64

Each Russell Index listed above is a trademark/service mark of the Russell Company. RussellTM is a trademark of the Frank Russell Company.

*in US currency

                                  APPENDIX III

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

          HOLDING PERIOD AFTER PURCHASE                     % DEDUCTED WHEN
                                                             SHARES ARE SOLD

          Through first year                                      5.00
          Through second year                                     4.00
          Through third year                                      3.00
          Through fourth year                                     3.00
          Through fifth year                                      2.00
          Through sixth year                                      1.00
          Longer than six years                                   0.00

    Automatic conversion to Class A shares occurs eight years after purchase.

    The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

    Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

    Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

Part C    OTHER INFORMATION
          -----------------

Item 23.  Exhibits

          Liberty Large Company Index Fund (LLCIF)
          Liberty U.S. Treasury Index Fund (LUSTIF)
          Liberty Small Company Index Fund (LSCIF)

          (a)(1)  Amended Agreement and Declaration of Trust (1)

          (a)(2)  Amendment No. 4 to the Agreement and Declaration of Trust (2)

          (a)(3)  Amendment No. 5 to the Agreement and Declaration of Trust (3)

          (b)     Amended By-Laws (4)

          (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

          (d)(1) Management Agreement between Liberty Funds Trust V, with respect to LLCIF, and Columbia Management Advisors, Inc. (formerly Fleet Investment Advisors, Inc.) (6)

          (d)(2) Management Agreement between Liberty Funds Trust V, with respect to LUSTIF, and Columbia Management Advisors, Inc. (formerly Fleet Investment Advisors, Inc.) (6)

          (d)(3) Management Agreement between Liberty Funds Trust V, with respect to LSCIF, and Columbia Management Advisors, Inc. (formerly Fleet Investment Advisors, Inc.) (6)

          (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C,
                  Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. (6)

          (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. (6)

          (e)(5)  Form of Selling Agreement with Liberty Funds Distributor, Inc.
                  - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I, (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

          (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (f)     Not Applicable

          (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (g)(2) Form of Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 & 811-756), filed with the Commission on or about April 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(1) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(2) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(3)  Amendment to Appendix I of Pricing and Bookkeeping Agreement
                  (6)

          (h)(4) Fee Schedule to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 24 (File Nos. 33-41559 & 811-6347), filed with the Commission on or about April 25, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(5) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI), (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(6) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (h)(7) Amendment to Appendix I of the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended (6)

          (h)(8) Credit Agreement dated April 29, 1996, Amendment and Restatement as of April 25, 2003 (7)

          (h)(9) Revised Administration Agreement with Columbia Management Advisors, Inc. (LLCIF)

          (h)(10) Revised Administration Agreement with Columbia Management Advisors, Inc. (LUSTIF)

          (h)(11) Revised Administration Agreement with Columbia Management Advisors, Inc. (LSCIF)

          (h)(14) Agreement and Plan of Reorganization with respect to LLCIF, LSCIF and LUSTIF - filed as Appendix A to the Proxy Statement relating to Galaxy Fund II (File No. 811-6051), filed with the Commission on or about August 22, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

          (i)     Not Applicable

          (j)     Consent of Independent Auditors (Ernst & Young LLP)

          (k)     Not Applicable

          (l)     Not Applicable

          (m)     Rule 12b-1 Distribution Plan (6)

          (n) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (6)

          (o)     Not Applicable

          (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and Liberty Funds Distributor, Inc., as revised April 1, 2003 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556), filed with the Commission on or about April 11, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement


          (1) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on or about May 23, 1997.
          (2) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on or about May 28, 1999.
          (3) Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on or about May 23, 2001.
          (4) Incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on or about January 28, 2002.
          (5) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement filed on or about May 30, 2002.
          (6) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on or about October 30, 2002.
          (7) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on or about May 28, 2003.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          None

Item 25.  Indemnification

          See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 (c) hereto.

          The Registrant's advisor, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.  Business and Other Connections of Investment Adviser

Information regarding the businesses of Columbia Management Advisors, Inc. ("CMA") and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.

Item 27.  Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust,SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund and for Columbia Balanced Fund,
      Columbia Common Stock Fund, Columbia Daily Income Company,
      Columbia Fixed Income Securities Fund, Columbia Growth Fund,
      Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund,
      Columbia Small Cap Fund, Columbia Special Fund, Columbia
      Strategic Value Fund and Columbia Technology Fund.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Miller, Greg           V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     President

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.  Location of Accounts and Records

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Columbia Management Advisors, Inc., Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor/administrator and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's/administrator's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 225 Franklin Street, Boston, MA 02110.

Item 29.  Management Services

          See Item 5 as discussed in Part A and Item 16 as discussed in Part B.

Item 30.  Undertakings

                   Not Applicable

                                  ************

                                     NOTICE



         A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust V (Trust) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust V, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement under the Securities Act of 1933 and Amendment No. 40 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 30th day of July, 2003.

                                      LIBERTY FUNDS TRUST V

                                      By: /s/ JOSEPH R. PALOMBO
                                         ----------------------------------
                                               Joseph R. Palombo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                  TITLE                                DATE
----------                  -----                                ----
JOSEPH R. PALOMBO           President (chief executive officer)  July 30, 2003
--------------------
Joseph R. Palombo


J. KEVIN CONNAUGHTON        Treasurer (principal financial       July 30, 2003
--------------------        officer)
J. Kevin Connaughton


VICKI L. BENJAMIN           Controller and Chief Accounting      July 30, 2003
--------------------        Officer (principal accounting
Vicki L. Benjamim           officer)


DOUGLAS A. HACKER*          Trustee
--------------------
Douglas A. Hacker


JANET LANGFORD KELLY*       Trustee
--------------------
Janet Langford Kelly


RICHARD W. LOWRY*           Trustee                       */s/ RUSSELL L. KANE
--------------------                                      --------------------
Richard W. Lowry                                               Russell L. Kane
                                                               Attorney-in-fact
                                                               For each Trustee
                                                               July 30, 2003


WILLIAM E. MAYER*           Trustee
--------------------
William E. Mayer


DR. CHARLES R. NELSON*      Trustee
--------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*          Trustee
--------------------
John J. Neuhauser

JOSEPH R. PALOMBO*          Trustee
--------------------
Joseph R. Palombo


THOMAS E. STITZEL*          Trustee
--------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*         Trustee
--------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*          Trustee
--------------------
Anne-Lee Verville

                                  EXHIBIT INDEX


(h)(9) Revised Administration Agreement with Columbia Management Advisors, Inc. (LLCIF)

(h)(10) Revised Administration Agreement with Columbia Management Advisors, Inc. (LUSTIF)

(h)(11) Revised Administration Agreement with Columbia Management Advisors, Inc. (LSCIF)

(j)     Consent of Independent Auditors (Ernst & Young LLP)